UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05536

Capital One Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road; Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road; Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-999-0426

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2008 (unaudited)

Capital One Capital Appreciation Fund
Class A Shares
Class B Shares

Capital One Total Return Bond Fund

Capital One U.S. Government Income Fund

Capital One Cash Reserve Fund
Class A Shares
Class B Shares

Capital One U.S. Treasury Money Market Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Financial Highlights

1

Shareholder Expense Example

3

Portfolio of Investments

5

Financial Statements

25

Notes to Financial Statements

32

Board Review of Advisory Contract

41

Board of Trustees and Officers

43

Voting Proxies on Fund Portfolio Securities

Back Cover

Quarterly Portfolio Schedule

Back Cover

Capital One Funds—Financial Highlights

(For a share outstanding throughout each period)

		Investment Activities				Dividends					Ratios to Average Net Assets
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Distri- butions from Net Invest- ment Income	Distri- butions from Net Realized Gain on Invest- ments	Total Distri- butions	Net Asset Value, End of Period	Total Return[1]	Net Expenses	Net Invest- ment Income (Loss)	Expense Waiver/ Reimburse- ment[2]	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate[3]
Capital Appreciation Fund—Class A Shares
2008†	$16.19	0.07	[4]	(0.65)	(0.58)	(0.07)	(0.85)	(0.92)	$14.69	(3.93)%[6]	1.26%[5]	0.86%[5]	0.02%[5]	$155,236	26%[6]
2007	$19.11	0.09	[4]	2.59	2.68	(0.10)	(5.50)	(5.60)	$16.19	14.81%	1.24%	0.47%	—	$171,380	42%
2006	$19.42	0.11	[4]	1.17	1.28	(0.08)	(1.51)	(1.59)	$19.11	6.98%	1.25%	0.57%	—	$224,576	51%
2005	$18.31	0.13	[4]	2.26	2.39	(0.15)	(1.13)	(1.28)	$19.42	13.44%	1.26%	0.70%	—	$240,297	32%
2004	$17.82	0.08	[4]	1.62	1.70	(0.07)	(1.14)	(1.21)	$18.31	9.87%	1.25%	0.41%	—	$239,871	22%
2003	$16.50	0.08	[4]	1.31	1.39	(0.07)	—	(0.07)	$17.82	8.46%	1.27%	0.48%	—	$234,905	29%
Capital Appreciation Fund—Class B Shares
2008†	$14.87	0.01	[4]	(0.59)	(0.58)	(0.02)	(0.85)	(0.87)	$13.42	(4.28)%[6]	2.01%[5]	0.10%[5]	0.02%[5]	$3,325	26%[6]
2007	$17.99	(0.05)[4]		2.44	2.39	(0.01)	(5.50)	(5.51)	$14.87	13.98%	1.99%	(0.28)%	—	$4,518	42%
2006	$18.42	(0.03)[4]		1.11	1.08	—	(1.51)	(1.51)	$17.99	6.20%	2.00%	(0.17)%	—	$6,148	51%
2005	$17.42	(0.01)[4]		2.14	2.13	—	(1.13)	(1.13)	$18.42	12.56%	2.01%	(0.04)%	—	$9,077	32%
2004	$17.06	(0.06)[4]		1.56	1.50	—	(1.14)	(1.14)	$17.42	9.08%	2.00%	(0.34)%	—	$11,981	22%
2003	$15.85	(0.04)[4]		1.25	1.21	—	—	—	$17.06	7.63%	2.02%	(0.27)%	—	$11,865	29%
Louisiana Municipal Income Fund—Class A Shares
2008†	$10.62	0.20	[4]	(0.09)	0.11	(0.19)	(0.04)	(0.23)	$10.50	1.02%[6]	0.72%[5]	3.67%[5]	0.34%[5]	$44,289	38%[6]
2007	$10.76	0.40		(0.13)	0.27	(0.38)	(0.03)	(0.41)	$10.62	2.61%	0.80%	3.68%	0.33%	$46,957	69%
2006	$11.26	0.40		(0.17)	0.23	(0.40)	(0.33)	(0.73)	$10.76	2.19%	0.77%	3.64%	0.36%	$60,324	10%
2005	$11.36	0.46		(0.07)	0.39	(0.46)	(0.03)	(0.49)	$11.26	3.49%	0.76%	3.98%	0.34%	$75,298	53%
2004	$11.21	0.48		0.17	0.65	(0.47)	(0.03)	(0.50)	$11.36	5.88%	0.75%	4.20%	0.33%	$78,288	11%
2003	$11.40	0.50		(0.12)	0.38	(0.50)	(0.07)	(0.57)	$11.21	3.33%	0.74%	4.36%	0.33%	$81,468	9%
Louisiana Municipal Income Fund—Class B Shares
2008†	$10.63	0.15	[4]	(0.10)	0.05	(0.14)	(0.04)	(0.18)	$10.50	0.49%[6]	1.58%[5]	2.82%[5]	0.24%[5]	$1,901	38%[6]
2007	$10.77	0.31		(0.13)	0.18	(0.29)	(0.03)	(0.32)	$10.63	1.75%	1.65%	2.83%	0.23%	$1,907	69%
2006	$11.27	0.30		(0.16)	0.14	(0.31)	(0.33)	(0.64)	$10.77	1.32%	1.62%	2.79%	0.26%	$2,672	10%
2005	$11.37	0.36		(0.07)	0.29	(0.36)	(0.03)	(0.39)	$11.27	2.60%	1.61%	3.13%	0.24%	$3,342	53%
2004	$11.21	0.38		0.19	0.57	(0.38)	(0.03)	(0.41)	$11.37	5.08%	1.60%	3.35%	0.23%	$3,569	11%
2003	$11.40	0.40		(0.12)	0.28	(0.40)	(0.07)	(0.47)	$11.21	2.47%	1.59%	3.51%	0.23%	$4,127	9%
Mid Cap Equity Fund—Class A Shares
2008†	$18.01	0.03	[4]	(1.72)	(1.69)	(0.02)	(2.11)	(2.13)	$14.19	(10.26)%[6]	1.26%[5]	0.37%[5]	0.02%[5]	$91,627	48%[6]
2007	$17.70	0.05	[4]	2.24	2.29	(0.04)	(1.94)	(1.98)	$18.01	13.69%	1.26%	0.25%	—	$157,805	54%
2006	$17.70	0.02	[4]	0.82	0.84	(0.04)	(0.80)	(0.84)	$17.70	4.97%	1.30%	0.13%	—	$132,247	50%
2005	$14.39	0.03	[4]	4.00	4.03	—	(0.72)	(0.72)	$17.70	28.80%	1.36%	0.20%	—	$123,321	37%
2004	$12.92	(0.02)[4]		1.56	1.54	—	(0.07)	(0.07)	$14.39	12.01%	1.45%	(0.14)%	—	$74,783	51%
2003	$11.46	(0.05)[4]		1.51	1.46	—	—	—	$12.92	12.74%	1.55%	(0.48)%	—	$59,735	25%
Mid Cap Equity Fund—Class B Shares
2008†	$16.70	(0.03)[4]		(1.58)	(1.61)	—	(2.11)	(2.11)	$12.98	(10.59)%[6]	2.02%[5]	(0.41)%[5]	0.02%[5]	$1,938	48%[6]
2007	$16.62	(0.09)[4]		2.11	2.02	—	(1.94)	(1.94)	$16.70	12.87%	2.01%	(0.50)%	—	$3,152	54%
2006	$16.75	(0.10)[4]		0.77	0.67	—	(0.80)	(0.80)	$16.62	4.19%	2.05%	(0.62)%	—	$4,112	50%
2005	$13.75	(0.09)[4]		3.81	3.72	—	(0.72)	(0.72)	$16.75	27.85%	2.11%	(0.56)%	—	$5,025	37%
2004	$12.44	(0.12)[4]		1.50	1.38	—	(0.07)	(0.07)	$13.75	11.19%	2.20%	(0.89)%	—	$4,321	51%
2003	$11.12	(0.14)[4]		1.46	1.32	—	—	—	$12.44	11.87%	2.30%	(1.23)%	—	$3,795	25%

†	Six months ended February 29, 2008 (Unaudited).
1	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and net investment income (loss) ratios.
3	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
4	Based on average shares outstanding.
5	Annualized for periods less than one year.
6	Not annualized for periods less than one year.
7	Represents less than $0.001.
8	Represents less than $0.01.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

    Capital One Funds—Financial Highlights (continued)

    (For a share outstanding throughout each period)

		Investment Activities			Dividends				Ratios to Average Net Assets
Year Ended August 31,	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Distri- butions from Net Invest- ment Income	Total Distri- butions	Net Asset Value, End of Period	Total Return[1]	Net Expenses	Net Invest- ment Income (Loss)	Expense Waiver/ Reimburse- ment[2]	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate[3]
Total Return Bond Fund
2008†	$9.33	0.21	0.31	0.52	(0.21)	(0.21)	$9.64	5.62%[6]	0.67%[5]	4.53%[5]	0.43%[5]	$37,815	87%[6]
2007	$9.38	0.43	(0.05)	0.38	(0.43)	(0.43)	$9.33	4.17%	0.82%	4.51%	0.40%	$34,971	153%
2006	$9.78	0.41	(0.38)	0.03	(0.43)	(0.43)	$9.38	0.37%	0.91%	4.33%	0.27%	$48,730	114%
2005	$9.89	0.38	(0.05)	0.33	(0.44)	(0.44)	$9.78	3.39%	0.98%	3.92%	0.41%	$53,319	123%
2004	$9.98	0.41	(0.05)	0.36	(0.45)	(0.45)	$9.89	3.72%	1.01%	4.08%	0.40%	$51,957	22%
2003	$10.15	0.45	(0.11)	0.34	(0.51)	(0.51)	$9.98	3.38%	1.01%	4.38%	0.40%	$48,563	20%
U.S. Government Income Fund
2008†	$9.86	0.23	0.32	0.55	(0.24)	(0.24)	$10.17	5.62%[6]	0.61%[5]	4.50%[5]	0.36%[5]	$70,875	49%[6]
2007	$9.82	0.45	0.04	0.49	(0.45)	(0.45)	$9.86	5.13%	0.63%	4.62%	0.34%	$90,214	76%
2006	$10.07	0.44	(0.25)	0.19	(0.44)	(0.44)	$9.82	2.01%	0.73%	4.52%	0.34%	$88,710	114%
2005	$10.30	0.38	(0.16)	0.22	(0.45)	(0.45)	$10.07	2.14%	0.74%	3.74%	0.33%	$71,695	86%
2004	$10.30	0.38	0.03	0.41	(0.41)	(0.41)	$10.30	4.08%	0.70%	3.71%	0.31%	$82,231	29%
2003	$10.48	0.42	(0.11)	0.31	(0.49)	(0.49)	$10.30	3.01%	0.70%	3.97%	0.31%	$89,573	31%
Cash Reserve Fund—Class A Shares
2008†	$1.00	0.021	(0.000)[7]	0.021	(0.021)	(0.021)	$1.00	2.15%[6]	0.50%[5]	4.29%[5]	0.42%[5]	$229,425	—
2007	$1.00	0.047	0.000 [7]	0.047	(0.047)	(0.047)	$1.00	4.95%	0.49%	4.84%	0.40%	$222,375	—
2006	$1.00	0.040	(0.000)[7]	0.040	(0.040)	(0.040)	$1.00	4.08%	0.53%	4.04%	0.41%	$179,836	—
2005	$1.00	0.019	(0.000)[7]	0.019	(0.019)	(0.019)	$1.00	1.97%	0.56%	1.89%	0.42%	$134,356	—
2004	$1.00	0.005	0.000 [7]	0.005	(0.005)	(0.005)	$1.00	0.55%	0.56%	0.55%	0.40%	$166,616	—
2003	$1.00	0.01	0.00 [8]	0.01	(0.01)	(0.01)	$1.00	0.80%	0.53%	0.81%	0.40%	$182,575	—
Cash Reserve Fund—Class B Shares
2008†	$1.00	0.020	(0.000)[7]	0.020	(0.020)	(0.020)	$1.00	2.07%[6]	0.65%[5]	4.13%[5]	1.02%[5]	$424	—
2007	$1.00	0.047	0.000 [7]	0.047	(0.047)	(0.047)	$1.00	4.78%	0.64%	4.69%	1.01%	$400	—
2006	$1.00	0.039	(0.000)[7]	0.039	(0.039)	(0.039)	$1.00	3.92%	0.68%	3.86%	1.01%	$395	—
2005	$1.00	0.018	(0.000)[7]	0.018	(0.018)	(0.018)	$1.00	1.81%	0.71%	1.78%	1.02%	$387	—
2004	$1.00	0.003	0.001	0.004	(0.004)	(0.004)	$1.00	0.40%	0.71%	0.39%	1.00%	$417	—
2003	$1.00	0.01	0.00 [8]	0.01	(0.01)	(0.01)	$1.00	0.57%	0.89%	0.45%	0.79%	$677	—
U.S. Treasury Money Market Fund
2008†	$1.00	0.017	—	0.017	(0.017)	(0.017)	$1.00	1.70%[6]	0.52%[5]	3.39%[5]	0.12%[5]	$106,082	—
2007	$1.00	0.048	(0.000)[7]	0.048	(0.048)	(0.048)	$1.00	4.64%	0.55%	4.55%	0.10%	$104,496	—
2006	$1.00	0.036	(0.000)[7]	0.036	(0.036)	(0.036)	$1.00	3.69%	0.62%	3.57%	0.03%	$156,318	—
2005	$1.00	0.017	(0.000)[7]	0.017	(0.017)	(0.017)	$1.00	1.69%	0.70%	1.74%	—	$204,027	—
2004	$1.00	0.003	—	0.003	(0.003)	(0.003)	$1.00	0.34%	0.66%	0.34%	—	$152,264	—
2003	$1.00	0.01	—	0.01	(0.01)	(0.01)	$1.00	0.62%	0.65%	0.61%	—	$221,334	—

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Shareholder Expense Example (Unaudited)

For the six months ended February 29, 2008 (Unaudited)

As a shareholder of the Capital One Funds (“Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemptions; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/ or shareholder services fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do this, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases or redemptions. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/07	Ending Account Value 2/29/2008	Expenses Paid During Period[1]
Capital One Capital Appreciation Fund
Actual
Class A Shares	$1,000.00	$960.70	$6.14
Class B Shares	$1,000.00	$957.20	$9.78
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,018.60	$6.32
Class B Shares	$1,000.00	$1,014.87	$10.07
Capital One Louisiana Municipal Income Fund
Actual
Class A Shares	$1,000.00	$1,010.20	$3.60
Class B Shares	$1,000.00	$1,004.90	$7.88
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,021.28	$3.62
Class B Shares	$1,000.00	$1,017.01	$7.92
Capital One Mid Cap Equity Fund
Actual
Class A Shares	$1,000.00	$897.40	$5.94
Class B Shares	$1,000.00	$894.10	$9.51
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,018.60	$6.32
Class B Shares	$1,000.00	$1,014.82	$10.12
Capital One Total Return Bond Fund
Actual	$1,000.00	$1,056.20	$3.43
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.53	$3.37
Capital One U.S. Government Income Fund
Actual	$1,000.00	$1,056.20	$3.12
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.83	$3.07
Capital One Cash Reserve Fund
Actual
Class A Shares	$1,000.00	$1,021.50	$2.51
Class B Shares	$1,000.00	$1,020.70	$3.27
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000.00	$1,022.38	$2.51
Class B Shares	$1,000.00	$1,021.63	$3.27
Capital One U.S. Treasury Money Market Fund
Actual	$1,000.00	$1,017.00	$2.61
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.28	$2.61

1	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios were as follows:

SEMI-ANNUAL REPORT

Capital One Funds—Shareholder Expense Example (Unaudited) (continued)

For the six months ended February 29, 2008 (Unaudited)

Funds Annualized Expense Ratio
Capital One Capital Appreciation Fund
Class A Shares	1.26%
Class B Shares	2.01%
Capital One Louisiana Municipal Income Fund
Class A Shares	0.72%
Class B Shares	1.58%
Capital One Mid Cap Equity Fund
Class A Shares	1.26%
Class B Shares	2.02%
Capital One Total Return Bond Fund	0.67%
Capital One U.S. Government Income Fund	0.61%
Capital One Cash Reserve Fund
Class A Shares	0.50%
Class B Shares	0.65%
Capital One U.S. Treasury Money Market Fund	0.52%

SEMI-ANNUAL REPORT

Capital One Capital Appreciation Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows:

Investment Type	Percentage of Total Net Assets
Energy Minerals	14.7%
Finance	12.8%
Electronic Technology	11.6%
Consumer Non-Durables	9.1%
Health Technology	7.4%
Insurance	4.9%
Producer Manufacturing	4.8%
Technology Services	4.8%
Consumer Services	4.6%
Retail Trade	4.6%
Distribution Services	4.1%
Communications	3.3%
Industrial Services	2.2%
Health Services	1.8%
Transportation	1.7%
Non-Energy Minerals	1.5%
Commercial Services	1.2%
Process Industries	1.1%
Cash Equivalents[1]	1.0%
Consumer Durables	0.9%
Human Resources	0.9%
Utilities	0.6%
Metal	0.3%
Other Assets and Liabilities-Net[2]	0.1%

TOTAL	100.0%

1	Cash Equivalents include any investments in money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT

Capital One Capital Appreciation Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Shares	Security Description	Value($)
COMMON STOCKS — 98.9%
	Commercial Services— 1.2%
24,030	Donnelley (R.R.) & Sons Co.	764,875
6,050	MasterCard, Inc., Class A	1,149,500

		1,914,375

	Communications— 3.3%
76,840	AT&T, Inc.	2,676,338
71,010	Verizon Communications	2,579,083

		5,255,421

	Consumer Durables— 0.9%
145,910	Ford Motor Co. [1]	952,792
30,000	Tempur-Pedic International, Inc.	522,600

		1,475,392

	Consumer Non-Durables— 9.1%
26,460	Altria Group, Inc.	1,935,284
22,440	Bunge Ltd.	2,487,250
48,050	Colgate-Palmolive Co.	3,656,125
27,820	Estee Lauder Cos., Inc., Class A	1,184,576
14,070	Nike, Inc., Class B	847,014
72,640	The Coca-Cola Co.	4,246,534

		14,356,783

	Consumer Services— 4.6%
72,910	Host Hotels & Resorts, Inc., REIT	1,180,413
52,820	McDonald’s Corp.	2,858,090
99,610	Walt Disney Co.	3,228,360

		7,266,863

	Distribution Services— 4.1%
37,840	Grainger (W.W.), Inc.	2,787,294
63,030	McKesson HBOC, Inc.	3,703,643

		6,490,937

	Electronic Technology— 11.6%
25,110	Apple Computer, Inc. [1]	3,139,252
63,320	Hewlett-Packard Co.	3,024,796
31,810	MEMC Electronic Materials, Inc. [1]	2,426,467
114,100	Nokia Corp. ADR	4,108,741
43,290	Northrop Grumman Corp.	3,403,027
39,850	NVIDIA Corp. [1]	852,392
49,320	Texas Instruments, Inc.	1,477,627

		18,432,302

	Energy Minerals— 14.7%
25,290	Apache Corp.	2,901,016
25,170	Chevron Corp.	2,181,232
60,500	ConocoPhillips	5,003,955
60,500	Exxon Mobil Corp.	5,264,105
5,200	First Solar, Inc. [1]	1,067,040
22,660	ONEOK, Inc.	1,055,276
86,380	Public Service Enterprise Group, Inc.	3,809,358
18,300	The Mosaic Co. [1]	2,036,790

		23,318,772

	Finance— 12.8%
62,840	Annaly Capital Management, Inc., REIT	1,300,160
56,980	Bank of New York Mellon Corp.	2,499,713
22,620	Bear Stearns Cos., Inc.	1,806,433
14,690	Franklin Resources, Inc.	1,386,295
14,400	Goldman Sachs Group, Inc.	2,442,672
60,700	JP Morgan Chase & Co.	2,467,455
29,360	Northern Trust Corp.	1,985,617
9,640	Prudential Financial, Inc	703,431
43,770	State Street Corp.	3,438,133
72,570	U.S. Bancorp	2,323,691

		20,353,600

	Health Services— 1.8%
39,690	WellPoint, Inc. [1]	2,781,475

	Health Technology— 7.4%
39,600	Baxter International, Inc.	2,337,192
25,970	Genzyme Corp. [1]	1,841,792
6,130	Invitrogen Corp. [1]	517,924
63,420	Johnson & Johnson, Inc.	3,929,503
71,590	Merck & Co., Inc.	3,171,437

		11,797,848

	Human Resources— 0.9%
25,780	Manpower, Inc.	1,461,726

	Industrial Services— 2.2%
19,990	FMC Technologies, Inc. [1]	1,132,633
13,980	Foster Wheeler Ltd. [1]	914,991
9,770	Transocean, Inc. [1]	1,372,783

		3,420,407

	Insurance— 4.9%
71,490	Chubb Corp.	3,638,841
30,620	McDermott International, Inc. [1]	1,598,976
54,760	Travelers Cos., Inc.	2,541,412

		7,779,229

	Metal— 0.3%
9,980	AK Steel Holding Corp.	525,148

	Non-Energy Minerals— 1.5%
12,550	Freeport-McMoRan Copper & Gold, Inc.	1,265,793
8,950	Southern Copper Corp.	1,021,285

		2,287,078

	Process Industrials— 1.1%
15,440	Monsanto Co.	1,786,099

	Producer Manufacturing— 4.8%
53,600	General Electric Co.	1,776,304
52,430	Honeywell International, Inc.	3,016,822
25,000	International Paper Co.	792,500
47,370	PACCAR, Inc.	2,054,911

		7,640,537

Continued

SEMI-ANNUAL REPORT

Capital One Capital Appreciation Fund—Portfolio of Investments (continued)

As of February 29, 2008 (Unaudited)

Shares	Security Description	Value($)
COMMON STOCKS — CONTINUED
	Retail Trade— 4.6%
24,160	Costco Wholesale Corp	1,495,987
54,280	CVS Corp.	2,191,827
71,590	TJX Cos., Inc.	2,290,880
24,800	Wal-Mart Stores, Inc.	1,229,832

		7,208,526

	Technology Services— 4.8%
21,040	Amazon.com, Inc. [1]	1,356,449
21,210	BMC Software, Inc. [1]	684,659
2,820	Google, Inc. [1]	1,328,727
105,150	Microsoft Corp.	2,862,183
74,800	Oracle Corp. [1]	1,406,240

		7,638,258

	Transportation— 1.7%
7,720	Union Pacific Corp.	963,147
24,030	United Parcel Service, Inc., Class B	1,687,867

		2,651,014

	Utilities— 0.6%
19,210	Edison International	948,974

TOTAL COMMON STOCKS
(Identified cost $118,726,173)		156,790,764

MUTUAL FUND—1.0%
	Fidelity Institutional Cash Treasury
1,631,718	Money Market Fund—I Shares, 2.43% [2]	1,631,718

TOTAL MUTUAL FUND
(Identified cost $1,631,718)		1,631,718

TOTAL INVESTMENTS—99.9%
(Identified cost $120,357,891)		158,422,482
OTHER ASSETS AND LIABILITIES-NET—0.1%		138,613

TOTAL NET ASSETS—100.0%		$158,561,095

1	Non-income producing security.
2	Rate disclosed is as of February 29, 2008.

REIT—Real Estate Investment Trust

ADR—American Depositary Receipt

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Louisiana Municipal Income Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows1:

Investment Type	Percentage of Total Net Assets
Local Government—Revenue	29.0%
Public Schools	18.6%
Local Government—General Obligations	13.0%
Public Utilities	8.7%
Higher Education	8.6%
Industrial Revenue	7.0%
Health Facilities	4.6%
Housing Revenue	4.0%
Cash Equivalents[2]	4.0%
Other Assets and Liablities—Net[3]	2.5%

TOTAL	100.0%

1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon economic sector and/or revenue source of the third-party as determined by the Fund’s adviser. Securities that are insured by a bond insurer are assigned to the “Insured” sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilites.

SEMI-ANNUAL REPORT

Capital One Louisiana Municipal Income Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Principal Amount($)	Security Description	Value($)
MUNICIPAL BONDS—93.5%
	Louisiana— 93.5%
	Baton Rouge, LA, Public Improvement, Sales Tax
	Revenue, (Series A-2), 4.00%, (FSA INS),
225,000	(Original Issue Yield: 3.19%), 8/1/2014	227,601
	Caddo Parish, LA, Parish Wide School District, GO,
	5.00%, (CIFG INS), (Original Issue
500,000	Yield: 3.68%), 3/1/2012	526,980
	Caddo Parish, LA, Parish Wide School District, GO,
	5.00%, (CIFG INS), (Original Issue
555,000	Yield: 3.77%), 3/1/2014	587,923
	Caddo Parish, LA, Parish Wide School District, GO,
	(Series A), 5.25%, (FSA INS), (Original Issue Yield:
1,070,000	3.86%), 3/1/2015	1,162,384
	East Baton Rouge Parish, LA, Revenue Bonds,
	4.50%, (MBIA INS), (Original Issue
1,000,000	Yield: 4.50%), 2/1/2013	1,049,910
	East Baton Rouge Parish, LA, Sales Tax Revenue,
	Public Improvement, (Series ST-B), 5.00%,
	(AMBAC INS), (Original Issue
250,000	Yield: 3.80%), 2/1/2014	267,067
	East Baton Rouge, LA, Sewer Commission, (Series A),
	5.00%, (FSA INS), (Original Issue
1,265,000	Yield: 4.05%), 2/1/2015	1,354,448
	Iberia Parish, LA, Parish Wide School District, GO,
	5.50%, (MBIA INS), (Original Issue
755,000	Yield: 4.13%), 3/1/2013	808,635
	Iberia Parish, LA, Parish Wide School District, GO,
	5.00%, (MBIA INS), (Original Issue
875,000	Yield: 4.25%), 3/1/2015	915,320
	Jefferson Davis Parish, LA, Registered Sales Tax
	District No. 1, 5.00%, (CIFG INS), (Original Issue
455,000	Yield: 3.75%), 2/1/2013	475,921
	Jefferson Parish, LA, Home Mortgage Authority,
	Refunding Revenue Bonds, (Series A), AMT, 6.15%,
805,000	(FNMA/GNMA COLs), 6/1/2028 [1]	816,777
	Jefferson, LA, Sales Tax District, Special Sales
	Tax Revenue, (Series B), 5.00%, (AMBAC INS),
1,150,000	(Original Issue Yield: 4.08%), 12/1/2013	1,222,013
	Jefferson, LA, Sales Tax District, Special Sales
	Tax Revenue, (Series B), 5.75%, (AMBAC INS),
680,000	(Original Issue Yield: 5.20%), 12/1/2014	732,918
	Jefferson, LA, Sales Tax District, Special Sales Tax
	Revenue, 5.00%, (AMBAC INS), (Original Issue
1,160,000	Yield: 3.94%), 12/1/2019	1,177,191
	Lafayette, LA, Communications System Revenue,
	5.00%, (XLCA INS), (Original Issue
425,000	Yield: 4.46%), 11/1/2018	431,256
	Lafayette, LA, Public Improvement Sales Tax, (Series
	C), 5.00%, (AMBAC INS), (Original Issue
1,005,000	Yield: 3.74%), 5/1/2015	1,066,617
	Lafayette, LA, Public Improvement Sales Tax, (Series
	A), 5.63%, (FGIC INS), (Original Issue Yield:
1,500,000	5.69%), 3/1/2025	1,600,680
	Lafayette, LA, Public Power Authority Electric, Revenue
	Bonds, (Series B), 5.00%, (AMBAC INS), (Original
1,655,000	Issue Yield: 3.22%), 11/1/2011	1,736,111
	Lafourche Parish, LA, Consolidated School District,
	No. 1 Parish Wide, 5.00%, (MBIA INS), (Original
1,000,000	Issue Yield: 3.99%), 2/1/2015	1,045,630
	Livingston Parish, LA, School District No.1, GO UT,
	4.35%, (FSA INS), (Original Issue
500,000	Yield: 4.35%), 5/1/2012	521,340
	Livingston Parish, LA, School District No.1, GO UT,
	5.00%, (FSA INS), (Original Issue
345,000	Yield: 3.44%), 5/1/2014	370,513
	Louisiana Local Government Environmental Facilities
	Community Development Authority, Revenue Bonds,
	4.00%, (Shreveport Utility System Project), (MBIA
445,000	INS), (Original Issue Yield: 3.80%), 12/1/2014	439,842
	Louisiana Local Government Environmental Facilities
	Community Development Authority, Revenue Bonds,
	5.00%, (AMBAC GTD), (Original Issue Yield:
1,000,000	4.30%), 3/1/2015	1,041,160
	Louisiana Local Government Environmental Facilities
	Community Development Authority, Revenue
	Bonds, 5.00%, (AMBAC INS), (Original Issue Yield:
1,405,000	3.91%), 12/1/2016	1,474,154
	Louisiana Local Government Environmental Facilities
	Community Development Authority, Revenue Bonds,
	5.00%, (Livingston Parish Road Project), (AMBAC
1,000,000	GTD), (Original Issue Yield: 4.40%), 3/1/2017	1,022,300
	Louisiana Local Government Environmental Facilities
	Community Development Authority, Revenue Bonds,
	(Series A), 5.20%, (AMBAC INS), (Original Issue
1,000,000	Yield: 5.30%), 6/1/2031	935,930
	Louisiana PFA, Revenue Bonds, (Series A), 5.00%,
1,000,000	(Original Issue Yield: 4.49%), 5/15/2012	1,029,550
	Louisiana PFA, Revenue Bonds, 5.00%, (Baton Rouge
	General Medical Center), (MBIA INS), (Original
1,000,000	Issue Yield: 3.89%), 7/1/2014	1,054,880
	Louisiana PFA, Revenue Bonds, 5.00%, (Department
	Public Safety Project), (FSA INS), (Original Issue
1,260,000	Yield: 3.73%), 8/1/2015	1,351,476
	Louisiana PFA, Revenue Bonds, 5.00%, (Department
	Public Safety Project), (FSA INS), (Original Issue
100,000	Yield: 3.81%), 8/1/2016	106,756
	Louisiana PFA, Revenue Refunding Bonds, (Series
	A), 5.00%, (Tulane University, LA), (AMBAC INS),
1,000,000	(Original Issue Yield: 5.15%), 7/1/2022	1,060,060
	Louisiana PFA, Revenue Refunding Bonds, (Series
	A), 5.13%, (Tulane University, LA), (Original Issue
1,045,000	Yield: 5.25%), 7/1/2027	1,112,977
	Louisiana State Military Department, Revenue Bonds,
785,000	5.00%, (Original Issue Yield: 4.40%), 8/1/2012	815,215
	Louisiana State Offshore Term Authority Deepwater
	Port Revenue, 5.00%, (Loop LLC Project), (Original
2,200,000	Issue Yield: 4.45%), 10/1/2020	2,191,772
	Louisiana State University and Agricultural and
	Mechanical College Board, (Auxiliary Series A),
	5.00%, (AMBAC INS), (Original Issue Yield:
1,655,000	3.76%), 7/1/2015	1,766,861
	Louisiana State, GO UT, (Series C), 5.00%, (FSA INS),
270,000	(Original Issue Yield: 3.80%), 5/1/2014	289,813
	Louisiana State, GO UT, (Series A), 5.00%, (MBIA
4,000,000	INS), (Original Issue Yield: 3.66%), 8/1/2014	4,221,680
	New Orleans, LA, Home Mortgage Authority, Special
	Obligation Revenue Bonds, 6.25%, (United States
	Treasury/REFCO Strips COL), (Original Issue Yield:
960,000	6.52%), 1/15/2011	1,030,896
	Ouachita Parish, LA, East Ouachita Parish School
	District, GO UT, 5.00%, (FSA INS), (Original Issue
135,000	Yield: 3.41%), 3/1/2014	146,050

Continued

SEMI-ANNUAL REPORT

Capital One Louisiana Municipal Income Fund—Portfolio of Investments (continued)

As of February 29, 2008 (Unaudited)

Principal Amount($) of Shares	Security Description	Value($)
MUNICIPAL BONDS — CONTINUED
	Louisiana—continued
	Ouachita Parish, LA, East Ouachita Parish School
	District, GO UT, 5.75%, (FGIC INS), (Original Issue
780,000	Yield: 5.81%), 3/1/2021	823,196
	Ouachita Parish, LA, East Ouachita Parish School
	District, GO UT, 5.75%, (FGIC INS), (Original Issue
1,020,000	Yield: 5.85%), 3/1/2024	1,076,488
	Shreveport LA, (Series B), 39,445.55%, (FSA INS),
1,000,000	(Original Issue Yield: 3.96%), 3/1/2016	1,066,510
	Shreveport LA, (Series A), 5.00%, (MBIA INS),
500,000	(Original Issue Yield: 3.91%), 5/1/2018	511,855
	Zachary, LA, Community School District No. 1, GO UT,
	4.00%, (Assured Guaranty), (Original Issue Yield:
525,000	3.70%), 3/1/2016	523,929

TOTAL MUNICIPAL BONDS
(Identified cost $43,441,698)		43,190,585

MUTUAL FUND—4.0%
1,859,318	Goldman Sachs ILA Tax-Free Instruments, 2.44% [2]	1,859,318

TOTAL MUTUAL FUND
(Identified cost $1,859,318)		1,859,318

TOTAL INVESTMENTS—97.5%
(Identified cost $45,301,016)		45,049,903
OTHER ASSETS AND LIABILITES-NET—2.5%		1,140,492

NET ASSETS—100.0%		$46,190,395

1	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.77% of the Fund’s portfolio calculated based upon total market value.
2	Rate disclosed is as of February 29, 2008.

AMBAC—American Municipal Bond Insurance Corp.

AMT—Subject to alternative minimum tax

CIFG—County IXIS Financial Guaranty

COL—Collateralized

FGIC—Financial Guaranty Insurance Co.

FNMA—Federal National Mortgage Association

FSA—Federal Security Assurance

GNMA—Government National Mortgage Association

GO—General Obligation

GTD—Guaranteed

INS—Insured

LLC—Limited Liability Co.

MBIA—Municipal Bond Insurance Organization

PFA—Public Facility Authority

UT—Unlimited Tax

XLCA—XL Capital Assurance

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Mid Cap Equity Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows:

Investment Type	Percentage of Total Net Assets
Finance	13.0%
Producer Manufacturing	11.7%
Utilities	7.9%
Retail Trade	7.3%
Energy Minerals	6.7%
Health Technology	5.9%
Cash Equivalents[1]	5.8%
Process Industries	4.8%
Technology Services	4.7%
Transportation	4.4%
Consumer Non-Durables	4.0%
Commercial Services	3.7%
Distribution Services	3.4%
Insurance	3.3%
Consumer Services	2.9%
Non-Energy Minerals	2.6%
Industrial Services	2.5%
Electronic Technology	1.6%
Education Services	1.2%
Health Services	1.0%
Publishing	0.8%
Communications	0.7%
Other Assets and Liabilities-Net[2]	0.1%

TOTAL	100.0%

1	Cash Equivalents include any investments in money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT

Capital One Mid Cap Equity Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Shares	Security Description	Value($)
COMMON STOCKS—94.1%
	Commercial Services— 3.7%
10,300	Dun & Bradstreet Corp.	899,602
72,400	IKON Office Solutions, Inc.	515,488
83,300	SEI Investments Co.	2,083,333

		3,498,423

	Communications— 0.7%
4,500	CenturyTel, Inc.	162,855
56,000	RF Micro Devices, Inc. [1]	176,400
5,600	Telephone and Data System, Inc.	262,640

		601,895

	Consumer Non-Durables— 4.0%
28,000	American Greetings Corp., Class A	526,960
22,100	Hormel Foods Corp	903,006
14,300	International Flavors & Fragrances, Inc.	616,759
5,400	Molson Coors Brewing Co.	291,384
24,400	NBTY, Inc. [1]	696,864
30,300	Packaging Corp. of America	690,537

		3,725,510

	Consumer Services— 2.9%
31,300	Bob Evans Farms, Inc	906,135
22,400	Expedia, Inc. [1]	513,632
35,000	Lennox International, Inc.	1,317,400

		2,737,167

	Distribution Services— 3.4%
61,600	Avnet, Inc. [1]	2,076,536
7,100	Grainger (W.W.), Inc.	522,986
34,700	Ingram Micro, Inc., Class A1	529,869

		3,129,391

	Education Services— 1.2%
26,100	DeVry, Inc	1,146,834

	Electronic Technology— 1.6%
20,100	MEMC Electronic Materials, Inc. [1]	1,533,228

	Energy Minerals— 6.7%
60,400	Cabot Oil & Gas Corp., Class A	3,004,900
91,400	Global Industries, Ltd. [1]	1,682,674
42,300	Tesoro Petroleum Corp.	1,571,022

		6,258,596

	Finance— 13.0%
47,600	American Capital Strategies, Ltd.	1,727,404
41,000	Assurant, Inc.	2,564,550
23,000	Bank of Hawaii Corp	1,104,460
16,500	Cullen/Frost Bankers, Inc.	843,480
134,900	First Niagara Financial Group, Inc.	1,540,558
35,400	Hospitality Properties Trust, REIT	1,286,082
5,300	Jones Lang LaSalle, Inc.	404,867
41,000	Plum Creek Timber Co., Inc.	1,668,290
17,100	Ryder System, Inc.	985,131

		12,124,822

	Health Services— 1.0%
17,600	Coventry Health Care, Inc. [1]	912,912

	Health Technology— 5.9%
57,300	Applera Corp.	1,931,583
11,600	Charles River Laboratories International, Inc. [1]	679,528
27,200	ImClone Systems, Inc. [1]	1,224,272
24,700	Techne Corp. [1]	1,689,233

		5,524,616

	Industrial Services— 2.5%
136,000	Allied Waste Industries, Inc. [1]	1,406,240
4,900	Fluor Corp	682,325
8,910	Granite Construction, Inc.	268,993

		2,357,558

	Insurance— 3.3%
8,500	Everest Re Group, Ltd	823,480
33,000	Humana, Inc. [1]	2,254,890

		3,078,370

	Non-Energy Minerals— 2.6%
42,200	Steel Dynamics, Inc	2,458,572

	Process Industrials— 4.8%
40,000	Airgas, Inc.	1,943,600
65,700	Celanese Corp	2,555,730

		4,499,330

	Producer Manufacturing— 11.7%
35,000	Cooper Tire & Rubber Co.	632,450
64,400	Cummins, Inc	3,244,472
8,800	Energizer Holdings, Inc. [1]	816,904
9,800	Goodrich Corp.	580,454
15,900	Holly Corp.	848,901
49,300	Joy Global, Inc.	3,272,041
17,000	Potlatch Corp.	701,590
13,300	SunPower Corp., Class A1	874,076

		10,970,888

	Publishing— 0.8%
21,500	Scholastic Corp. [1]	749,705

	Retail Trade— 7.3%
30,300	Barnes & Noble, Inc.	852,036
29,600	BJ’s Wholesale Club, Inc. [1]	934,176
35,600	Mattel, Inc.	687,792
10,600	Phillips-Van Heusen Corp.	387,006
79,100	RadioShack Corp.	1,380,295
62,700	Ross Stores, Inc.	1,746,195
12,600	Ruddick Corp.	406,350
28,700	Steelcase, Inc., Class A	406,966

		6,800,816

Continued

SEMI-ANNUAL REPORT

Capital One Mid Cap Equity Fund—Portfolio of Investments (continued)

As of February 29, 2008 (Unaudited)

Principal Amount($) or Shares	Security Description	Value($)
COMMON STOCKS — CONTINUED
	Technology Services— 4.7%
32,200	BMC Software, Inc. [1]	1,039,416
57,800	Cypress Semiconductor Corp. [1]	1,256,572
79,100	Sybase, Inc. [1]	2,105,642

		4,401,630

	Transportation— 4.4%
42,420	Con-way, Inc.	1,922,050
38,900	Tidewater, Inc.	2,184,235

		4,106,285

	Utilities— 7.9%
39,700	Energen Corp.	2,382,000
70,200	MDU Resources Group, Inc	1,843,452
79,300	Northeast Utilities	2,011,841
28,500	NRG Energy, Inc. [1]	1,176,195

		7,413,488

TOTAL COMMON STOCKS
(Identified cost $74,193,610)		88,030,036

MUTUAL FUND—0.5%
	Fidelity Institutional Cash Treasury
452,420	Money Market Fund – I Shares, 2.43%[2]	452,420

TOTAL MUTUAL FUND
(Identified cost $452,420)		452,420

Principal Amount($)
REPURCHASE AGREEMENT—5.3%
	Morgan Stanley & Co., 2.95%, dated 2/29/2008,
	maturing 3/3/2008 (Proceeds at maturity
	$5,001,229, collateralized by a U.S. Government
	Agency security with a maturity of 1/2/2014, value
5,000,000	$5,102,000)	5,000,000

TOTAL REPURCHASE AGREEMENT
(Identified cost $5,000,000)		5,000,000

TOTAL INVESTMENTS — 99.9%
(Identified cost $79,646,030)		93,482,456
OTHER ASSETS AND LIABILITIES-NET — 0.1%		83,247

TOTAL NET ASSETS — 100.0%		$93,565,703

1	Non-income producing security.
2	Rate disclosed is as of February 29, 2008.

REIT—Real Estate Investment Trust

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Total Return Bond Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows:

Investment Type	Percentage of Total Net Assets
Mortgage Backed Securities[1]	37.8%
Corporate Bonds	23.7%
Government Agencies	14.3%
U.S. Treasury and Agency Securities	10.3%
Collateralized Mortgage Obligations	9.2%
Cash Equivalents[2]	6.5%
Other Assets and Liabilities-Net[3]	(1.8)%

TOTAL	100.0%

1	For purposes of the table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT

Capital One Total Return Bond Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Principal Amount($)	Security Description	Value($)
COMMERCIAL MORTGAGE BACKED SECURITIES—9.2%
	Banks— 5.2%
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,000,000	2006-CD3, Class A2, 5.56%, 10/15/2048	1,975,511

	Finance— 4.0%
	Merrill Lynch Mortgage Trust 2005-CKI1, Class ASB,
1,550,000	5.24% , 11/12/2037	1,509,313

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Identified cost $3,567,339)		3,484,824

CORPORATE BONDS—23.7%
	Airlines— 2.7%
250,000	General Dynamics Corp., 5.38%, 8/15/2015	267,134
500,000	Southwest Airlines Co., 6.50%, 3/1/2012	523,416
200,000	United Technologies Corp., 6.05%, 6/1/2036	207,880

		998,430

	Banks— 2.5%
500,000	Bank of America Corp., 5.75%, 8/15/2016	513,736
	Bank of New York Mellon Corp., Series G, MTN,
400,000	4.95%, 11/1/2012	414,048

		927,784

	Communications— 1.6%
625,000	Verizon Virginia, Inc., 4.63%, 3/15/2013	619,689

	Consumer Non-Durables— 1.8%
400,000	Anheuser-Busch Cos., Inc., 4.95%, 1/15/2014	414,512
250,000	Kimberly-Clark Corp., 5.00%, 8/15/2013	263,562

		678,074

	Finance— 7.2%
400,000	American International Group, Inc., 5.05%, 10/1/2015	393,525
500,000	Berkshire Hathaway Finance Corp., 5.10%, 7/15/2014	524,379
300,000	CIT Group, Inc., 5.40%, 1/30/2016	251,870
400,000	Citigroup, Inc., 5.00%, 9/15/2014	388,068
	General Electric Capital Corp., Series A, 6.15%,
200,000	8/7/2037	200,666
500,000	HSBC Finance Corp., 5.00%, 6/30/2015	483,273
500,000	Morgan Stanley, Sub., Note, 4.75%, 4/1/2014	482,553

		2,724,334

	Health Services— 0.6%
250,000	Johnson & Johnson, 4.95%, 5/15/2033	234,752

	Health Technology— 0.9%
350,000	Genentech, Inc., Note, 4.75%, 7/15/2015	355,023

	Producer Manufacturing— 2.9%
300,000	Caterpillar, Inc., 5.70%, 8/15/2016	318,448
225,000	Honeywell International, 5.63%, 8/1/2012	241,646
150,000	Rockwell Automation, Inc., 6.25%, 12/1/2037	154,415
350,000	Textron, Inc., 6.50%, 6/1/2012	384,457

		1,098,966

	Retail Trade— 1.2%
200,000	Home Depot, Inc., 5.25%, 12/16/2013	197,321
250,000	McDonald’s Corp., 5.30%, 3/15/2017	256,946

		454,267

	Technology Services— 2.3%
250,000	Hewlett-Packard Co., 5.40%, 3/1/2017	257,259
250,000	IBM Corp., 5.70%, 9/14/2017	264,002
350,000	Oracle Corp., 5.25%, 1/15/2016	356,413

		877,674

TOTAL CORPORATE BONDS
(Identified cost $8,759,683)		8,968,993

GOVERNMENT AGENCIES—14.3%
	Federal Farm Credit Bank — 1.4%
500,000	5.10%, 8/5/2013	540,467

	Federal Home Loan Bank — 2.3%
800,000	4.88%, 11/18/2011	853,987

250,000	Federal Home Loan Mortgage Corporation — 0.7%
	5.00%, 4/18/2017	265,155

	Federal National Mortgage Association — 9.9%
1,650,000	4.55%, 1/4/2013	1,690,153
550,000	5.00%, 10/15/2011	588,734
300,000	6.25%, 5/15/2029	349,207
1,000,000	7.13%, 6/15/2010	1,103,247

		3,731,341

TOTAL GOVERNMENT AGENCIES
(Identified cost $5,186,311)		5,390,950

MORTGAGE BACKED SECURITIES—37.8%
	Federal Home Loan Mortgage Corporation 15 Year — 7.6%
1,861,752	Pool G12410, 5.00%, 5/1/2021[1]	1,887,627
500,000	Pool J06978, 5.00%, 2/1/20231, [2]	506,228
461,585	Pool G18195, 5.50%, 7/1/2022[1]	471,636

		2,865,491

	Federal Home Loan Mortgage Corporation 20 Year — 3.2%
1,177,488	Pool C91030, 5.50%, 5/1/2027[1]	1,196,950

	Federal Home Loan Mortgage Corporation 30 Year — 2.7%
996,175	Pool G08003, 6.00%, 7/1/2034[1]	1,021,134

	Federal National Mortgage Association 30 Year — 19.3%
2,461,682	Pool 725027, 5.00%, 11/1/2033[1]	2,436,120
984,752	Pool 725424, 5.50%, 4/1/2034[1]	991,082
968,472	Pool 725946, 5.50%, 11/1/2034[1]	976,723
2,004,401	Pool 817423, 5.50%, 8/1/2035[1]	2,018,781
888,585	Pool 937392, 5.50%, 6/1/2037[1]	894,239
686	Pool 85131, 11.00%, 5/1/2017[1]	755

		7,317,700

Continued

SEMI-ANNUAL REPORT

Capital One Total Return Bond Fund—Portfolio of Investments (continued)

As of February 29, 2008 (Unaudited)

Principal Amount($)	Security Description	Value($)
MORTGAGE BACKED SECURITIES—continued
	Government National Mortgage Association 15 Year — 0.1%
32,905	Pool 420153, 7.00%, 9/15/2010[1]	33,966

	Government National Mortgage Association 30 Year — 4.9%
1,380,581	Pool 678949, 6.50%, 10/15/2037[1]	1,443,276
20,391	Pool 345031, 7.00%, 10/15/2023[1]	21,936
27,772	Pool 345090, 7.00%, 11/15/2023[1]	29,876
16,050	Pool 360772, 7.00%, 2/15/2024[1]	17,262
17,369	Pool 302101, 7.00%, 6/15/2024[1]	18,681
6,022	Pool 404653, 7.00%, 9/15/2025[1]	6,480
21,393	Pool 408884, 7.00%, 9/15/2025[1]	23,022
10,386	Pool 410108, 7.00%, 9/15/2025[1]	11,177
21,139	Pool 415865, 7.00%, 9/15/2025[1]	22,749
55,755	Pool 418781, 7.00%, 9/15/2025[1]	60,001
49,218	Pool 420157, 7.00%, 10/15/2025[1]	52,966
88,978	Pool 415427, 7.50%, 8/15/2025[1]	96,187
10,657	Pool 168511, 8.00%, 7/15/2016[1]	11,589
1,633	Pool 174673, 8.00%, 8/15/2016[1]	1,776
6,316	Pool 177145, 8.00%, 1/15/2017[1]	6,885
3,742	Pool 212660, 8.00%, 4/15/2017[1]	4,079
2,505	Pool 217533, 8.00%, 5/15/2017[1]	2,731
15,453	Pool 216950, 8.00%, 6/15/2017[1]	16,843
5,388	Pool 291100, 9.00%, 5/15/2020[1]	5,930
1,410	Pool 147875, 10.00%, 3/15/2016[1]	1,681
2,158	Pool 253449, 10.00%, 10/15/2018[1]	2,588
246	Pool 279619, 10.00%, 9/15/2019[1]	296

		1,858,011

TOTAL MORTGAGE BACKED SECURITIES
(Identified cost $14,042,048)		14,293,252

U.S. TREASURY OBLIGATIONS—10.3%
	U.S. Treasury Bonds — 1.7%
200,000	4.50%, 2/15/2036	202,609
400,000	5.50%, 8/15/2028	459,438

		662,047

	U.S. Treasury Notes — 8.6%
425,000	4.25%, 11/15/2013	460,229
600,000	4.25%, 11/15/2017	634,453
800,000	4.63%, 11/15/2016	872,375
1,150,000	4.75%, 5/15/2014	1,276,051

		3,243,108

TOTAL U.S. TREASURY OBLIGATIONS
(Identified cost $3,763,848)		3,905,155

Principal Amount($) or Shares
MUTUAL FUND—6.5%
1,000,000	Federated Treasury Obligation Fund-I Shares, 1.56%[3,4].	1,000,000
	Fidelity Institutional Cash Treasury
1,436,327	Money Market Fund–I Shares, 2.43%[3]	1,436,327

TOTAL MUTUAL FUND
(Identified cost $2,436,327)		2,436,327

TOTAL INVESTMENTS—101.8%
(Identified cost $37,755,556)		38,479,501
OTHER ASSETS AND LIABILITIES-NET—(1.8)%		(664,614)

NET ASSETS—100.0%		$37,814,887

1	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
2	Represents a security purchased on a when-issued basis. At February 29, 2008, the total cost of investments purchased on a when-issued basis was $506,484.
3	Rate disclosed is as of February 29, 2008.
4	Represents all or a portion of the security was pledged as collateral for when-issued securities.

MTN—Medium Term Note

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One U.S. Government Income Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows:

Investment Type	Percentage of Total Net Assets
U.S. Government Agency Securities	50.3%
U.S. Treasury Notes	25.9%
Mortgage Backed Securities[1]	15.1%
Corporate Bonds	3.2%
Cash Equivalents[2]	2.9%
Collateralized Mortgage Obligations	1.3%
Other Assets and Liabilities-Net[3]	1.3%

TOTAL	100.0%

1	For purposes of the table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilites.

SEMI-ANNUAL REPORT

Capital One U.S. Government Income Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Principal Amount($)	Security Description	Value($)
COMMERCIAL MORTGAGE BACKED SECURITIES—2.8%
	Banc of America Commercial Mortgage, Inc. 2004-6,
1,000,000	Class A2, 4.16%, 12/10/2042	983,905
	GE Capital Commercial Mortgage Corp. 2005-C1,
1,000,000	Class A2, 4.35%, 6/10/2048	983,243

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Identified cost $1,935,478)		1,967,148

COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
	Federal Home Loan Mortgage Corp. Series 3062, Class
490,674	LJ, 5.50%, 11/15/2035	485,090
	Federal Home Loan Mortgage Corp. Series 3347, Class
443,676	PA, 5.00%, 6/15/2028	455,756

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Identified cost $934,620)		940,846

CORPORATE BONDS—3.2%
	Finance— 3.2%
1,000,000	CIT Group, Inc., MTN, 4.00%, 5/8/2008	997,548
	General Electric Capital Corp., (Series A), MTN, 5.50%,
1,250,000	11/15/2011	1,264,388

TOTAL CORPORATE BONDS
(Identified cost $2,248,895)		2,261,936

GOVERNMENT AGENCIES—50.3%
	Federal Farm Credit Bank — 2.3%
500,000	5.38%, 12/5/2013	508,826
1,150,000	5.70%, 12/4/2017	1,150,316

		1,659,142

	Federal Home Loan Bank — 14.0%
1,000,000	3.63%, 12/17/2010	1,025,252
1,000,000	4.88%, 5/17/2017	1,051,209
1,150,000	5.00%, 1/29/2015	1,153,248
1,000,000	5.00%, 11/17/2017	1,061,660
1,000,000	5.10%, 2/13/2018	1,009,547
1,000,000	5.60%, 11/28/2017	1,020,939
1,500,000	5.80%, 9/2/2008	1,524,070
2,000,000	5.80%, 2/23/2017	2,056,002

		9,901,927

	Federal Home Loan Mortgage Corporation — 16.9%
1,000,000	4.13%, 11/30/2009	1,031,279
2,000,000	4.50%, 1/10/2011	2,003,328
1,000,000	4.63%, 10/25/2012	1,059,135
1,000,000	5.00%, 12/11/2012	1,006,400
1,000,000	5.13%, 11/17/2017	1,067,413
1,000,000	5.40%, 2/2/2012	1,024,612
1,000,000	5.45%, 11/21/2013	1,014,930
1,000,000	5.50%, 12/5/2017	1,020,058
1,000,000	6.00%, 6/5/2015	1,007,086
1,000,000	6.00%, 6/5/2017	1,008,166
800,000	6.00%, 10/3/2022	812,141

		12,054,548

	Federal National Mortgage Association — 17.1%
750,000	4.75%, 11/19/2012	798,061
2,000,000	5.00%, 5/11/2017	2,122,886
2,000,000	5.38%, 6/12/2017	2,180,130
1,000,000	5.55%, 2/16/2017	1,050,439
170,000	5.60%, 2/1/2017	178,712
1,000,000	5.63%, 5/19/2011	1,006,020
1,000,000	5.80%, 9/8/2016	1,041,666
2,118,000	6.00%, 5/15/2011	2,319,784
850,000	6.00%, 8/29/2016	861,837
500,000	6.38%, 6/15/2009	525,871

		12,085,406

TOTAL GOVERNMENT AGENCIES
(Identified cost $34,626,033)		35,701,023

MORTGAGE BACKED SECURITIES—12.3%
	Federal Home Loan Mortgage Corporation 15 Year — 4.4%
819,338	Pool J02868, 5.50%, 7/1/2021[1]	837,507
256,857	Pool J03253, 6.00%, 8/1/2021[1]	265,359
1,847,106	Pool G12397, 6.00%, 9/1/2021[1]	1,908,244
43,277	Pool 294383, 8.75%, 2/1/2017[1]	46,008
2,185	Pool 170170, 9.00%, 6/1/2016[1]	2,393
64	Pool 170193, 9.00%, 9/1/2016[1]	70
313	Pool 170196, 9.00%, 10/1/2016[1]	343
2,761	Pool 170210, 9.00%, 1/1/2017[1]	3,051
8,452	Pool 360029, 10.00%, 6/1/2018[1]	10,011

		3,072,986

	Federal National Mortgage Association 15 Year — 1.0%
339,225	Pool 256297, 6.00%, 6/1/2016[1]	351,233
350,633	Pool 845502, 6.00%, 6/1/2021[1]	362,932
16,656	Pool 313707, 7.00%, 8/1/2012[1]	17,507

		731,672

	Federal National Mortgage Association 30 Year — 3.6%
69,388	Pool 254325, 5.00%, 4/1/2009[1]	69,977
365,971	Pool 896530, 6.00%, 8/1/2036[1]	374,200
358,522	Pool 887836, 6.00%, 9/1/2036[1]	366,583
930,407	Pool 888421, 6.00%, 6/1/2037[1]	951,217
394,589	Pool 771178, 6.50%, 3/1/2034[1]	410,306
291,788	Pool 255673, 6.50%, 3/1/2035[1]	302,893
69,004	Pool 254093, 7.00%, 12/1/2031[1]	73,638
80,864	Pool 591249, 7.50%, 7/1/2031[1]	87,401
15,012	Pool 102873, 9.50%, 8/1/2020[1]	16,815

		2,653,030

	Government National Mortgage Association 15 Year — 0.1%
15,288	Pool 427552, 6.50%, 2/15/2017[1]	16,000
40,043	Pool 780052, 7.00%, 12/15/2008[1]	40,271
2,496	Pool 405378, 7.00%, 11/15/2009[1]	2,551
14,975	Pool 405476, 7.00%, 9/15/2010[1]	15,458

		74,280

Continued

SEMI-ANNUAL REPORT

Capital One U.S. Government Income Fund—Portfolio of Investments (continued)

As of February 29, 2008 (Unaudited)

Principal Amount($)	Security Description	Value($)
MORTGAGE BACKED SECURITIES—continued
	Government National Mortgage Association 30 Year — 3.2%
1,099,286	Pool 615486, 5.50%, 7/15/2034[1]	1,125,890
35,478	Pool 609007, 5.50%, 8/15/2036[1]	36,299
51,014	Pool 502638, 6.50%, 4/15/2029[1]	53,546
147,849	Pool 357260, 7.00%, 9/15/2023[1]	159,052
100,358	Pool 2933, 7.00%, 6/20/2030[1]	107,637
62,108	Pool 569622, 7.00%, 2/15/2032[1]	66,640
59,168	Pool 552475, 7.00%, 3/15/2032[1]	63,485
30,446	Pool 329790, 7.50%, 10/15/2022[1]	32,859
30,913	Pool 345096, 7.50%, 3/15/2026[1]	33,414
54,266	Pool 424000, 7.50%, 9/15/2026[1]	58,656
27,634	Pool 2839, 7.50%, 11/20/2029[1]	29,727
34,177	Pool 2853, 7.50%, 12/20/2029[1]	36,766
23,537	Pool 3011, 7.50%, 12/20/2030[1]	25,309
68,731	Pool 297829, 8.00%, 1/15/2022[1]	75,328
51,332	Pool 319358, 8.00%, 4/15/2022[1]	56,259
45,656	Pool 328183, 8.00%, 8/15/2022[1]	50,038
48,211	Pool 422007, 8.00%, 10/15/2029[1]	52,978
17,313	Pool 2868, 8.00%, 1/20/2030[1]	18,963
20,892	Pool 2884, 8.00%, 2/20/2030[1]	22,883
24,847	Pool 2897, 8.00%, 3/20/2030[1]	27,216
9,842	Pool 1956, 8.50%, 2/20/2025[1]	10,873
16,162	Pool 288103, 9.00%, 2/15/2020[1]	17,787
17,465	Pool 290127, 9.50%, 6/15/2020[1]	19,580

		2,181,185

TOTAL MORTGAGE BACKED SECURITIES
(Identified cost $8,466,763)		8,713,153

U.S. TREASURY OBLIGATIONS—25.9%
1,000,000	U.S. Treasury Bond — 1.8%
	7.50%, 11/15/2016	1,300,000

	U.S. Treasury Notes — 24.1%
1,000,000	4.13%, 5/15/2015	1,065,157
1,000,000	4.25%, 8/15/2015	1,072,188
1,000,000	4.25%, 11/15/2017	1,057,422
1,000,000	4.50%, 11/15/2015	1,087,735
1,500,000	4.63%, 2/15/2017	1,632,657
4,000,000	4.75%, 5/15/2014	4,438,440
1,500,000	4.88%, 8/15/2016	1,662,891
3,500,000	5.13%, 5/15/2016	3,943,516
1,000,000	6.50%, 2/15/2010	1,092,813

		17,052,819

TOTAL U.S. TREASURY OBLIGATIONS
(Identified cost $17,062,181)		18,352,819

Shares ($)
MUTUAL FUND—2.9%
	Fidelity Institutional Cash Treasury
2,046,730	Money Market Fund–I Shares, 2.43%[2]	2,046,730

TOTAL MUTUAL FUND
(Identified cost $2,046,730)		2,046,730

TOTAL INVESTMENTS—98.7%
(Identified cost $67,320,700)		69,983,655
OTHER ASSETS AND LIABILITIES-NET—1.3%		891,604

NET ASSETS—100.0%		$70,875,259

1	Because of monthly principal payments, the average lives of certain Mortgage Backed Securities are less than the indicated periods.
2	Rate disclosed is as of February 29, 2008.

MTN—Medium Term Note

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Cash Reserve Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows:

Investment Type	Percentage of Total Net Assets
Commercial Paper	68.7%
Cash Equivalents[1]	25.8%
U.S. Government Agency Securities	10.0%
Other Assets and Liabilities-Net[2]	(4.5)%

TOTAL	100.0%

1	Cash Equivalents include any investments in money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Cash Reserve Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Principal Amount($)	Security Description	Value($)
COMMERCIAL PAPER—68.7%
	Consumer Durables— 3.5%
8,000,000	Toyota Motor Corp., 4.09%, 3/28/2008[1]	7,975,700

	Consumer Non-Durables— 4.8%
11,000,000	Coca-Cola Co., 2.92%, 3/6/2008[1]	10,995,539

	Diversified— 5.0%
11,500,000	Cargill Financial Services, 2.96% , 5/5/2008[1,3]	11,439,785

	Finance— 55.4%
9,500,000	American Express Co., 4.81%, 4/15/2008[1]	9,444,188
11,000,000	American General Investment Co., 3.04%, 3/28/2008[1]	10,975,002
10,000,000	Chevron Oil Finance Co., 4.40%, 3/11/2008[1]	9,987,917
10,000,000	CIT Group, Inc., 5.02%, 5/2/2008[1,3]	9,915,611
10,000,000	Citigroup Funding, Inc., 4.73%, 3/20/2008[1]	9,975,458
9,500,000	General Electric Capital Corp., 2.90%, 5/14/2008[1]	9,443,760
9,200,000	GOVCO LLC, 3.12%, 4/29/2008[1,3]	9,153,259
9,500,000	HSBC Finance Corp., 3.04%, 5/9/2008[1]	9,445,011
11,000,000	Jupiter Securitization Corp., 3.10% , 5/29/2008[1,3]	10,916,241
9,500,000	Prudential Funding LLC, 3.04%, 3/26/2008[1]	9,480,010
9,500,000	Rabobank USA, 3.09% , 4/7/2008[1]	9,470,367
	Societe General North America, Inc.,
10,000,000	3.09%, 4/11/2008[1]	9,965,036
9,200,000	Wells Fargo & Co., 3.00%, 3/18/2008[1]	9,187,010

		127,358,870

TOTAL COMMERCIAL PAPER
(Identified cost $157,769,894)		157,769,894

Principal Amount($) or Shares
U.S. GOVERNMENT AGENCY SECURITIES—10.0%
	Federal Home Loan Bank — 10.0%
10,000,000	2.80%, 2/6/2009	10,000,000
10,000,000	3.00%, 3/4/2009	10,000,000
3,020,000	4.40%, 5/5/2008	3,028,833

		23,028,833

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Identified cost $23,028,833)		23,028,833

MUTUAL FUND—2.7%
	Fidelity Institutional Cash Treasury Money Market
6,262,075	Fund–I Shares, 2.43%[2]	6,262,075

TOTAL MUTUAL FUND
(Identified cost $6,262,075)		6,262,075

REPURCHASE AGREEMENT —23.1%
	Morgan Stanley & Co., 2.95%, dated 2/29/2008,
	maturing 3/3/2008 (Proceeds at maturity
	$53,121,056, collateralized by a U.S. Government
	Agency security with a maturity of 7/21/2025, value
53,108,000	$54,172,000)	53,108,000

TOTAL REPURCHASE AGREEMENT
(Identified cost $53,108,000)		53,108,000

TOTAL INVESTMENTS—104.5%
(Identified cost $240,168,802)		240,168,802
OTHER ASSETS AND LIABILITIES-NET—(4.5)%		(10,319,287)

NET ASSETS—100.0%		$229,849,515

1	Rate shown represents yield to maturity.
2	Rate disclosed is as of February 29, 2008.
3	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The adviser, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

LLC—Limited Liability Co.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One U.S. Treasury Money Market Fund—Portfolio of Investments Summary Table (Unaudited)

At February 29, 2008, the Fund’s Portfolio composition was as follows:

Investment Type	Percentage of Total Net Assets
Cash Equivalents[1]	76.2%
U.S. Treasury Securities	23.6%
Other Assets and Liabilities-Net[2]	0.2%
TOTAL	100.0%

1	Cash Equivalents include any investments in money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT

Capital One U.S. Treasury Money Market Fund—Portfolio of Investments

As of February 29, 2008 (Unaudited)

Principal Amount($) or Shares	Security Description	Value($)
U.S. TREASURY OBLIGATIONS— 23.6%
	U.S. Treasury Bill — 4.7%
5,000,000	2.37% , 4/15/2008[1]	4,985,250

	U.S. Treasury Notes — 18.9%
10,000,000	4.88%, 4/30/2008	10,014,081
10,000,000	5.63%, 5/15/2008	10,031,483

		20,045,564

TOTAL U.S. TREASURY OBLIGATIONS
(Identified cost $25,030,814)		25,030,814

MUTUAL FUND —2.4%
	Fidelity Institutional Cash Treasury
2,510,761	Money Market Fund – I Shares, 2.43%[2]	2,510,761

TOTAL MUTUAL FUND
(Identified cost $2,510,761)		2,510,761

REPURCHASE AGREEMENT—73.8%
78,335,000	Morgan Stanley & Co., 1.75%, dated 2/29/2008, maturing 3/3/2008 (Proceeds at maturity $78,346,424, collateralized by a U.S. Treasury security with a maturity of 5/15/2018, value $79,909,000)	78,335,000

TOTAL REPURCHASE AGREEMENT
(Identified cost $78,335,000)		78,335,000

TOTAL INVESTMENTS—99.8%
(Identified cost $105,876,575)		105,876,575
OTHER ASSETS AND LIABILITIES-NET—0.2%		205,645

NET ASSETS—100.0%		$106,082,220

1	Rate shown represents yield to maturity.
2	Rate disclosed is as of February 29, 2008.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

This Page is Intentionally Left Blank

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Assets and Liabilities

As of February 29, 2008 (Unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund		Mid Cap Equity Fund		Total Return Bond Fund
Assets:
Investments in repurchase agreements	$—		$—		$5,000,000		$—
Investments in securities	158,422,482		45,049,903		88,482,456		38,479,501

Total investment in securities, at value	158,422,482		45,049,903		93,482,456		38,479,501
Income receivable	227,599		615,720		101,533		303,082
Receivable for investments sold	—		536,780		—		—
Receivable for shares sold	17,239		—		9,440		55,823
Prepaid and other expenses	19,369		6,221		19,700		3,229

Total assets	158,686,689		46,208,624		93,613,129		38,841,635

Liabilities:
Payable for investments purchased	—		—		—		1,003,288
Payable for shares redeemed	97,321		4,008		28,269		6,799
Payable for master services fees (Note 5)	13,654		9,908		9,723		6,056
Payable for compliance services fees	1,483		391		908		259
Payable for trustees’ fees	695		447		311		476
Accrued expenses	12,441		3,475		8,215		9,870

Total liabilities	125,594		18,229		47,426		1,026,748

Total Net Assets	$158,561,095		$46,190,395		$93,565,703		$37,814,887

Net Assets Consist of:
Paid-in capital	$113,245,455		$45,900,235		$86,324,653		$39,905,272
Accumulated net investment income (loss)	98,124		73,049		91,477		57,044
Accumulated net realized gain (loss) on investments	7,152,925		468,224		(6,686,853)		(2,871,374)
Net unrealized appreciation (depreciation) of investments	38,064,591		(251,113)		13,836,426		723,945

Total Net Assets	$158,561,095		$46,190,395		$93,565,703		$37,814,887

Net Assets:
	$155,236,223	[1]	$44,289,426	[1]	$91,627,206	[1]	$37,814,887

	3,324,872	[2]	1,900,969	[2]	1,938,497	[2]	—

Total Net Assets	$158,561,095		$46,190,395		$93,565,703		$37,814,887

Shares Outstanding, No Par Value, Unlimited Shares Authorized:
	10,564,841	[1]	4,219,451	[1]	6,455,553	[1]	3,922,185

	247,768	[2]	180,975	[2]	149,319	[2]	—

Total Shares Outstanding	10,812,609		4,400,426		6,604,872		3,922,185

Net Asset Value Per Share:
	$14.69	[1]	$10.50	[1]	$14.19	[1]	$9.64

	$13.42	[2]	$10.50	[2]	$12.98	[2]	$—

Offering Price Per Share[3]:
	$15.38	[1,4]	$10.82	[1,5]	$14.86	[1,4]	$9.94	[5]

	$13.42	[2]	$10.50	[2]	$12.98	[2]	$—

Redemption Proceeds Per Share[6]:
	$14.69	[1]	$10.50	[1]	$14.19	[1]	$9.64

	$12.68	[2,7]	$9.92	[2,7]	$12.27	[2,7]	$—

Total Investments, at identified cost	$120,357,891		$45,301,016		$79,646,030		$37,755,556

1	Represents Class A Shares.
2	Represents Class B Shares.
3	See “What Do Shares Cost” in the Prospectus.
4	Maximum Offering Price=(100%/(100%—4.50%)) of net asset value adjusted to the nearest cent per share.
5	Maximum Offering Price=(100%/(100%—3.00%)) of net asset value adjusted to the nearest cent per share.
6	See “How to Redeem and Exchange Shares” in the Prospectus.
7	Computation of redemption proceeds per share assumes the maximum contingent deferred sales charge of 5.50%. The actual redemption price per share will vary by length of time shares are held.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Assets and Liabilities (continued)

As of February 29, 2008 (Unaudited)

	U.S. Government Income Fund		Cash Reserve Fund		U.S. Treasury Money Market Fund
Assets:
Investments in repurchase agreements	$—		$53,108,000		$78,335,000
Investments in securities	69,983,655		187,060,802		27,541,575

Total investment in securities, at value	69,983,655		240,168,802		105,876,575
Income receivable	716,971		66,271		340,617
Receivable for shares sold	182,052		149,392		71,337
Prepaid and other expenses	8,858		29,604		10,670

Total assets	70,891,536		240,414,069		106,299,199

Liabilities:
Payable for investments purchased	—		10,000,000		—
Payable for shares redeemed	—		531,608		200,071
Payable for master services fees (Note 5)	8,854		10,310		7,539
Payable for compliance services fees	594		1,246		719
Payable for trustees’ fees	311		146		661
Accrued expenses	6,518		21,244		7,989

Total liabilities	16,277		10,564,554		216,979

Total Net Assets	$70,875,259		$229,849,515		$106,082,220

Net Assets Consist of:
Paid-in capital	$69,862,241		$229,966,516		$106,109,811
Accumulated net investment income (loss)	96,379		(217)		33,675
Accumulated net realized gain (loss) on investments	(1,746,316)		(116,784)		(61,266)
Net unrealized appreciation (depreciation) of investments	2,662,955		—		—

Total Net Assets	$70,875,259		$229,849,515		$106,082,220

Net Assets:
	$70,875,259		$229,425,166	[1]	$106,082,220

	—		424,349	[2]	—

Total Net Assets	$70,875,259		$229,849,515		$106,082,220

Shares Outstanding, No Par Value, Unlimited Shares Authorized:
	6,965,723		229,540,795	[1]	106,109,820

	—		424,614	[2]	—

Total Shares Outstanding	6,965,723		229,965,409		106,109,820

Net Asset Value Per Share:
	$10.17		$1.00	[1]	$1.00

	$—		$1.00	[2]	$—

Offering Price Per Share[3]:
	$10.48	[4]	$1.00	[1]	$1.00

	$—		$1.00	[2]	$—

Redemption Proceeds Per Share[6]:
	$10.17		$1.00	[1]	$1.00

	$—		$0.95	[2,6]	$—

Total Investments, at identified cost	$67,320,700		$240,168,802		$105,876,575

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Operations

For the Six Months Ended February 29, 2008 (Unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund	Total Return Bond Fund
Investment Income:
Dividends	$1,840,888	$9,601	$990,341	$20,447
Interest	—	1,045,220	106,723	959,560

Total income	1,840,888	1,054,821	1,097,064	980,007

Expenses:
Investment adviser fees (Note 5)	651,875	108,186	503,119	94,406
Master services fees (Note 5)	87,253	42,043	63,203	25,784
Custodian fees (Note 5)	19,936	7,500	15,888	7,500
Trustees’ fees (Note 5)	12,904	3,294	9,189	2,414
Professional fees	62,989	18,101	51,805	14,657
Distribution services fees (Note 5)	227,672 [1]	64,932 [2]	174,482 [3]	47,203
Shareholder services fees (Note 5)	5,190 [5]	2,414 [5]	3,388 [5]	—
Compliance services fees (Note 5)	10,168	2,827	8,114	2,166
Miscellaneous expenses	49,771	14,210	43,461	15,288

Total expenses	1,127,758	263,507	872,649	209,418
Waivers (Note 5):
Waiver of investment adviser fees	(17,488)	(58,485)	(15,706)	(63,646)
Waiver of distribution services fees	—	(23,075)[6]	—	(18,881)

Net expenses	1,110,270	181,947	856,943	126,891

Net investment income (loss)	730,618	872,874	240,121	853,116

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,614,341	504,004	(6,659,709)	394,201
Net change in unrealized appreciation (depreciation) of investments	(14,360,375)	(869,245)	(5,701,641)	795,227

Net realized and unrealized gain (loss) on investments	(6,746,034)	(365,241)	(12,361,350)	1,189,428

Change in net assets resulting from operations	$(6,015,416)	$507,633	$(12,121,229)	$2,042,544

1	Represents distribution services fee of $212,102 and $15,570, for Class A Shares and Class B Shares, respectively.
2	Represents distribution services fee of $57,689 and $7,243, for Class A Shares and Class B Shares, respectively.
3	Represents distribution services fee of $164,319 and $10,163 for Class A Shares and Class B Shares, respectively.
4	Represents distribution services fee of $254,387 and $1,546, for Class A Shares and Class B Shares, respectively.
5	Represents shareholder services fee for Class B Shares.
6	Represents distribution services fee waiver for Class A Shares.
7	Represents distribution services fee waiver of $152,633 and $1,546, for Class A Shares and Class B Shares, respectively.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Operations (continued)

For the Six Months Ended February 29, 2008 (Unaudited)

	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
Investment Income:
Dividends	$21,227	$121,597	$73,822
Interest	2,125,691	4,751,510	1,940,307

Total income	2,146,918	4,873,107	2,014,129

Expenses:
Investment adviser fees (Note 5)	189,441	407,844	206,811
Master services fees (Note 5)	44,050	75,625	41,597
Custodian fees (Note 5)	10,558	22,967	12,879
Trustees’ fees (Note 5)	5,584	14,997	7,318
Professional fees	31,062	69,721	35,102
Distribution services fees (Note 5)	105,244	255,933 [4]	—
Shareholder services fees (Note 5)	—	515 [5]	—
Compliance services fees (Note 5)	4,875	11,819	6,010
Miscellaneous expenses	15,630	80,876	19,220

Total expenses	406,444	940,297	328,937
Waivers (Note 5):
Waiver of investment adviser fees	(110,009)	(277,497)	(61,726)
Waiver of distribution services fees	(42,097)	(154,179)[7]	—

Net expenses	254,338	508,621	267,211

Net investment income	1,892,580	4,364,486	1,746,918

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	161,147	(4,687)	—
Net change in unrealized appreciation of investments	2,524,876	—	—

Net realized and unrealized gain (loss) on investments	2,686,023	(4,687)	—

Change in net assets resulting from operations	$4,578,603	$4,359,799	$1,746,918

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Changes in Net Assets

	Capital Appreciation Fund		Louisiana Municipal Income Fund		Mid Cap Equity Fund
	Six Months Ended February 29, 2008	Year Ended August 31, 2007	Six Months Ended February 29, 2008	Year Ended August 31, 2007	Six Months Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$730,618	$988,065	$872,874	$2,061,967	$240,121	$343,308
Net realized gain (loss) on investments	7,614,341	44,587,985	504,004	99,838	(6,659,709)	17,908,614
Net change in unrealized appreciation (depreciation) on investments	(14,360,375)	(12,234,525)	(869,245)	(690,515)	(5,701,641)	(1,292,210)

Change in net assets resulting from operations	(6,015,416)	33,341,525	507,633	1,471,290	(12,121,229)	16,959,712

Distributions to Shareholders:
Distributions from net investment income	(727,965)[1]	(1,240,052)[3]	(840,917)[5]	(1,983,748)[7]	(163,868)[9]	(352,227)[9]
Distributions from net realized gain on investments	(9,164,012)[2]	(64,372,071)[4]	(186,475)[6]	(182,907)[8]	(17,905,966)[10]	(14,716,872)[11]

Change in net assets resulting from distributions to shareholders	(9,891,977)	(65,612,123)	(1,027,392)	(2,166,655)	(18,069,834)	(15,069,099)

Capital Transactions:
Proceeds from sales of shares	8,445,242	17,750,985	709,685	4,102,069	16,205,675	49,931,250
Value of shares issued to shareholders in payment of distributions declared	8,098,115	53,492,508	453,269	822,386	12,524,926	10,169,565
Value of shares redeemed	(17,973,116)	(93,798,361)	(3,316,681)	(18,360,444)	(65,930,619)	(37,393,566)

Change in net assets resulting from share transactions	(1,429,759)	(22,554,868)	(2,153,727)	(13,435,989)	(37,200,018)	22,707,249

Change in net assets	(17,337,152)	(54,825,466)	(2,673,486)	(14,131,354)	(67,391,081)	24,597,862
Net Assets:
Beginning of period	175,898,247	230,723,713	48,863,881	62,995,235	160,956,784	136,358,922

End of period	$158,561,095	$175,898,247	$46,190,395	$48,863,881	$93,565,703	$160,956,784

Accumulated net investment income (loss)	$98,124	$95,471	$73,049	$41,092	$91,477	$15,224

1	Represents income distributions of $723,565 and $4,400 for Class A Shares and Class B Shares, respectively.
2	Represents gain distributions of $8,930,407 and $233,605, for Class A Shares and Class B Shares, respectively.
3	Represents income distributions of $1,234,863 and $5,189 for Class A Shares and Class B Shares, respectively.
4	Represents gain distributions of $62,763,926 and $1,608,145 for Class A Shares and Class B Shares, respectively.
5	Represents income distributions of $815,154 and $25,763 for Class A Shares and Class B Shares, respectively.
6	Represents gain distributions of $178,991 and $7,484 for Class A Shares and Class B Shares, respectively.
7	Represents income distributions of $1,916,220 and $67,528 for Class A Shares and Class B Shares, respectively.
8	Represents gain distributions of $174,861 and $8,046 for Class A Shares and Class B Shares, respectively.
9	Represents income distributions for Class A Shares.
10	Represents gains distributions of $17,536,975 and $368,991 for Class A Shares and Class B Shares, respectively.
11	Represents gain distributions of $14,297,687 and $419,185 for Class A Shares and Class B Shares, respectively.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Changes in Net Assets (continued)

	Total Return Bond Fund		U.S. Government Income Fund
	Six Months Ended February 29, 2008	Year Ended August 31, 2007	Six Months Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$853,116	$1,849,226	$1,892,580	$4,208,752
Net realized gain (loss) on investments	394,201	(376,789)	161,147	(165,583)
Net change in unrealized appreciation (depreciation) on investments	795,227	259,519	2,524,876	496,124

Change in net assets resulting from operations	2,042,544	1,731,956	4,578,603	4,539,293

Distributions to Shareholders:
Distributions from net investment income	(830,245)	(1,872,723)	(1,961,481)	(4,210,421)

Change in net assets resulting from distributions to shareholders	(830,245)	(1,872,723)	(1,961,481)	(4,210,421)

Capital Transactions:
Proceeds from sales of shares	7,751,554	7,662,965	10,463,475	27,039,910
Value of shares issued to shareholders in payment of distributions declared	412,947	1,171,275	513,015	1,083,174
Value of shares redeemed	(6,532,474)	(22,452,541)	(32,932,437)	(26,947,748)

Change in net assets resulting from share transactions	1,632,027	(13,618,301)	(21,955,947)	1,175,336

Change in net assets	2,844,326	(13,759,068)	(19,338,825)	1,504,208
Net Assets:
Beginning of period	34,970,561	48,729,629	90,214,084	88,709,876

End of period	$37,814,887	$34,970,561	$70,875,259	$90,214,084

Accumulated net investment income (loss)	$57,044	$34,173	$96,379	$165,280

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Statements of Changes in Net Assets (continued)

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Six Months Ended February 29, 2008	Year Ended August 31, 2007	Six Months Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,364,486	$9,588,150	$1,746,918	$5,607,117
Net realized gain (loss) on investments	(4,687)	92	—	(27,107)

Change in net assets resulting from operations	4,359,799	9,588,242	1,746,918	5,580,010

Distributions to Shareholders:
Distributions from net investment income	(4,364,645)[1]	(9,589,442)[2]	(1,746,913)	(5,607,085)

Change in net assets resulting from distributions to shareholders	(4,364,645)	(9,589,442)	(1,746,913)	(5,607,085)

Capital Transactions:
Proceeds from sales of shares	202,898,507 †	410,299,629	75,645,732	330,451,925
Value of shares issued to shareholders in payment of distributions declared	2,091,867	5,261,002	623,983	1,591,142
Value of shares redeemed	(197,910,678)	(373,015,649)	(74,683,159)	(383,838,222)

Change in net assets resulting from share transactions	7,079,696	42,544,982	1,586,556	(51,795,155)

Change in net assets	7,074,850	42,543,782	1,586,561	(51,822,230)
Net Assets:
Beginning of period	222,774,665	180,230,883	104,495,659	156,317,889

End of period	$229,849,515	$222,774,665	$106,082,220	$104,495,659

Accumulated net investment income (loss)	$(217)	$(58)	$33,675	$33,670

†	Capital One Asset Management, LLC made a capital contribution of $1,107 to the Class B Shares of the Cash Reserve Fund.
1	Represents income distributions of $4,356,172 and $8,473 for Class A Shares and Class B Shares, respectively.
2	Represents income distributions of $9,570,824 and $18,618 for Class A Shares and Class B Shares, respectively.

(See Notes to Financial Statements)

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements

As of February 29, 2008 (Unaudited)

(1) ORGANIZATION

Capital One Funds (the “Trust”), organized as a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
Capital One Capital Appreciation Fund	diversified	provide growth of capital and income
(“Capital Appreciation Fund”)”

Capital One Louisiana Municipal Income Fund	non-diversified	provide current income which is generally
(“Louisiana Municipal Income Fund”)		exempt from federal income tax and personal
income taxes imposed by the state of Louisiana

Capital One Mid Cap Equity Fund	diversified	total return
(“Mid Cap Equity Fund”)

Capital One Total Return Bond Fund	diversified	maximize total return
(“Total Return Bond Fund”)

Capital One U.S. Government Income Fund	diversified	provide current income
(“U.S. Government Income Fund”)

Capital One Cash Reserve Fund	diversified	provide current income consistent with
(“Cash Reserve Fund”)		stability of principal

Capital One U.S. Treasury Money Market Fund	diversified	provide current income consistent with
(“U.S. Treasury Money Market Fund”)		stability of principal and liquidity

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust is authorized to issue an unlimited amount of shares without par value. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares. All shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund have equal rights and privilege except with respect to the fees paid under the Distribution Plan, Shareholder Services Fees, voting rights on matters affecting a single class of shares and sales charges. The Class A Shares of the Capital Appreciation Fund and the Mid Cap Equity Fund have a maximum sales charge of 4.50% as a percentage of the original purchase price. The Class A Shares of the Louisiana Municipal Income Fund has a maximum sales charge of 3.00% as a percentage of the original purchase price. The Total Return Bond Fund and the U.S. Government Income Fund have a maximum front-end sales charge of 3.00% as a percentage of the original price. The Class B Shares of the Capital Appreciation Fund, the Mid Cap Equity Fund and the Louisiana Municipal Income Fund are offered without any front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) ranging from a maximum of 5.50% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations:

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange, if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund generally value short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

Repurchase Agreements:

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Fund’s Custodian or Sub-Custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the Custodian or Sub-Custodian in which the Funds hold “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions:

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly for Cash Reserve Fund and U.S. Treasury Money Market Fund. Distributions of net investment income are declared and paid quarterly for Capital Appreciation Fund and Mid Cap Equity Fund. Distributions of net investment income are declared and paid monthly for Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, certain gain/loss, paydowns and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Premium and Discount Amortization/Paydown Gains and Losses:

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes:

It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country’s tax rules and rates.

In addition, effective February 29, 2008, the Trust adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

When-Issued and Delayed Delivery Transactions:

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other:

Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Realized gains and losses from investment transactions are recorded on an identified basis.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Six Months Ended February 29, 2008 (Unaudited)		Year Ended August 31, 2007
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	538,440	$8,423,951	950,881	$17,637,272
Shares issued to shareholders in payment of distributions declared	500,369	7,864,216	3,044,326	51,904,521
Shares redeemed	(1,056,985)	(16,898,338)	(5,166,156)	(91,286,316)

Net change resulting from Class A Share Transactions	(18,176)	$(610,171)	(1,170,949)	$(21,744,523)

Class B Shares
Shares sold	1,449	$21,291	6,600	$113,713
Shares issued to shareholders in payment of distributions declared	16,307	233,899	100,178	1,587,987
Shares redeemed	(73,803)	(1,074,778)	(144,734)	(2,512,045)

Net change resulting from Class B Share Transactions	(56,047)	$(819,588)	(37,956)	$(810,345)

Net change resulting from Fund Share Transactions	(74,223)	$(1,429,759)	(1,208,905)	$(22,554,868)

	Louisiana Municipal Income Fund
	Six Months Ended February 29, 2008 (Unaudited)		Year Ended August 31, 2007
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	66,106	$709,685	385,210	$4,102,069
Shares issued to shareholders in payment of distributions declared	40,130	429,281	71,751	767,349
Shares redeemed	(309,012)	(3,308,436)	(1,642,877)	(17,572,848)

Net change resulting from Class A Share transactions	(202,776)	$(2,169,470)	(1,185,916)	$(12,703,430)

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

	Louisiana Municipal Income Fund (continued)
Class B Shares	Six Months Ended February 29, 2008 (Unaudited)		Year Ended August 31, 2007
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	2,240	23,988	5,142	55,037
Shares redeemed	(769)	(8,245)	(73,813)	(787,596)

Net change resulting from Class B Share Transactions	1,471	$15,743	(68,671)	$(732,559)

Net change resulting from Fund Share transactions	(201,305)	$(2,153,727)	(1,254,587)	$(13,435,989)

	Mid Cap Equity Fund
	Six Months Ended February 29, 2008 (Unaudited)		Year Ended August 31, 2007
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,035,643	$16,195,820	2,674,401	$49,836,961
Shares issued to shareholders in payment of distributions declared	794,875	12,182,842	577,628	9,776,760
Shares redeemed	(4,136,571)	(65,035,648)†	(1,960,508)	(35,863,514)

Net change resulting from Class A Share transactions	(2,306,053)	$(36,656,986)	1,291,521	$23,750,207

Class B Shares
Shares sold	678	$9,855	5,471	$94,289
Shares issued to shareholders in payment of distributions declared	24,382	342,084	24,988	392,805
Shares redeemed	(64,479)	(894,971)	(89,041)	(1,530,052)

Net change resulting from Class B Share Transactions	(39,419)	$(543,032)	(58,582)	$(1,042,958)

Net change resulting from Fund Share Transactions	(2,345,472)	$(37,200,018)	1,232,939	$22,707,249

	Total Return Bond Fund
	Six Months Ended February 29, 2008 (Unaudited)		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold	817,284	$7,751,554	814,696	$7,662,965
Shares issued to shareholders in payment of distributions declared	43,555	412,947	124,936	1,171,275
Shares redeemed	(685,205)	(6,532,474)	(2,387,521)	(22,452,541)

Net change resulting from Class A Share Transactions	175,634	$1,632,027	(1,477,889)	$(13,618,301)

	U.S. Government Income Fund
	Six Months Ended February 29, 2008 (Unaudited)		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold	1,044,408	$10,463,475	2,748,401	$27,039,910
Shares issued to shareholders in payment of distributions declared	51,366	513,015	110,120	1,083,174
Shares redeemed	(3,283,769)	(32,932,437)	(2,741,571)	(26,947,748)

Net change resulting from Class A Share Transactions	(2,187,995)	$(21,955,947)	116,950	$1,175,336

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

MONEY MARKET FUNDS

	Cash Reserve Fund
	Six Months Ended February 29, 2008 (Unaudited)			Year Ended August 31, 2007
Class A Shares	Shares	Dollars		Shares	Dollars
Shares sold	202,878,797	$202,878,797		410,247,819	$410,247,819
Shares issued to shareholders in payment of distributions declared	2,083,395	2,083,395		5,242,525	5,242,525
Shares redeemed	(197,907,352)	(197,907,352	)†	(372,949,721)	(372,949,721)

Net change resulting from Class A Share Transactions	7,054,840	$7,054,840		42,540,623	$42,540,623

Class B Shares
Shares sold	18,603	$19,710	‡	51,810	$51,810
Shares issued to shareholders in payment distributions declared	8,472	8,472		18,477	18,477
Shares redeemed	(3,326)	(3,326)		(65,928)	(65,928)

Net change resulting from Class B Share Transactions	23,749	$24,856		4,359	$4,359

Net change resulting from Fund Share transactions	7,078,589	$7,079,696		42,544,982	$42,544,982

	U.S. Treasury Money Market Fund
	Six Months Ended February 29, 2008 (Unaudited)			Year Ended August 31, 2007
	Shares	Dollars		Shares	Dollars
Shares sold	75,645,732	$75,645,732		330,451,925	$330,451,925
Shares issued to shareholders in payment of distributions declared	623,983	623,983		1,591,142	1,591,142
Shares redeemed	(74,683,159)	(74,683,159)		(383,838,222)	(383,838,222)

Net change resulting from Class A Share transactions	1,586,556	$1,586,556		(51,795,155)	$(51,795,155)

†

Includes approximately $38 million and $57 million related to the redemption of an account by an affiliate to Capital One Asset Management, LLC in the Mid Cap Equity Fund and Cash Reserve Fund, respectively, in connection with the integration of the former Hibernia 401-k Plan with the Capital One Savings Plan.

‡	Capital One Asset Management, LLC made a capital contribution of $1,107 to the Class B Shares of the Cash Reserve Fund.

(4) FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for Real Estate Investment Trust reclasses, and discount accretion/premium amortization on debt securities.

The tax character of distributions are reported on the Statements of Changes in Net Assets for the latest tax year ended August 31, 2007, was as follows:

	2007
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Capital Appreciation Fund	$—	3,260,951	$62,351,172
Louisiana Municipal Income Fund	1,981,756	1,992	185,907
Mid Cap Equity Fund	—	424,111	14,644,988
Total Return Bond Fund	—	1,872,723	—
U.S. Government Income Fund	—	4,210,421	—
Cash Reserve Fund	—	9,589,442	—
U.S. Treasury Money Market Fund	—	5,607,085	—

*	For tax purposes short-term capital gain distributions are considered ordinary income.

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

As of the latest tax year ended of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ Depreciation	Capital/Loss Carryforwards	Dividend Payable
Capital Appreciation Fund	$—	$1,934,836	$6,863,231	$52,424,966	$—	$—
Louisiana Municipal Income Fund	41,092	—	105,661	663,166	—	—
Mid Cap Equity Fund	—	374,037	17,547,165	19,510,911	—	—
Total Return Bond Fund	—	34,173	—	(101,775)	(3,235,085)	—
U.S. Government Income Fund	—	165,281	—	80,577	(1,849,962)	—
Cash Reserve Fund	—	833,436	—	—	(112,097)	(833,494)
U.S. Treasury Money Market Fund	—	394,216	—	(18,107)	(43,159)	(360,546)

*	For tax purposes short-term capital gain distributions are considered ordinary income.

For federal income tax purposes, the following amounts apply as of February 29, 2008:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Capital Appreciation Fund	$120,357,891	$43,507,208	$(5,442,617)	$38,064,591
Louisiana Municipal Income Fund	45,257,418	443,733	(651,248)	(207,515)
Mid Cap Equity Fund	79,794,559	21,190,959	(7,503,062)	13,687,897
Total Return Bond Fund	37,794,633	866,915	(182,047)	684,868
U.S. Government Income Fund	67,378,202	2,669,034	(63,581)	2,605,453
Cash Reserve Fund*	240,168,802	—	—	—
U.S. Treasury Money Market Fund*	105,894,682	—	(18,107)	(18,107)

*	at amortized cost.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is due in part to differing treatments for tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

As of the latest tax year ended August 31, 2007, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund had capital loss carryforwards, as noted below, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Years
Fund	2010	2011	2012	2013	2014	2015	Total
Total Return Bond Fund	$51,198	$1,926,558	$—	$—	$916	$935,052	$2,913,724
U.S. Government Income Fund	—	90,023	180,486	—	61,397	1,343,372	1,675,278
Cash Reserve Fund	931	44,663	3,035	—	614	62,854	112,097
U.S. Treasury Money Market Fund	—	—	—	393	—	33,766	34,159

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee:

Capital One Asset Management, LLC, the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets. Expenses incurred by the Funds are included on the Statements of Operations as “Investment adviser fees.” Information regarding these transactions is as follows for the period ended February 29, 2008:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.50%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Expenses voluntarily waived are included in the Statements of Operations as “Waiver of investment adviser fees.” For the six months ended February 29, 2008, the Adviser voluntarily waived a portion of its fee for the following Funds:

Fees waived by Adviser

Fund
Capital Appreciation Fund	$17,488
Louisiana Municipal Income Fund	58,485
Mid Cap Equity Fund	15,706
Total Return Bond Fund	63,646
U.S. Government Income Fund	110,009
Cash Reserve Fund	277,497
U.S. Treasury Money Market Fund	61,726

Master Services Fees:

The Funds and Citi Fund Services Ohio, Inc. (the “Administrator”) are parties to a Master Services Agreement. The Administrator is a subsidiary of Citigroup, Inc. The Administrator provides administration, fund accounting and transfer agency services pursuant to this agreement and, in consideration of these services, receives an asset-based fee based on the average aggregate daily net assets and a base fee for multiple classes, certain account charges, and the Form N-Q, plus out-of-pocket expenses. Expenses incurred by the Funds are reflected on the Statements of Operations as “Master services fees.” Information regarding these transactions is as follows for the six months ended February 29, 2008:

Asset-Based Annual Fee	Average Aggregate Daily Net Assets of the Trust
0.050%	on the first $900 million
0.040%	on the next $1.1 billion
0.035%	on the next $3 billion
0.030%	on assets in excess of $5 billion

For the period ended February 29, 2008, the net asset-based fee paid to the Administrator was 0.05% of average aggregate net assets of the Funds.

Shareholder Services Fee:

Capital One Capital Appreciation Fund, Capital One Louisiana Municipal Income Fund, Capital One Mid Cap Equity Fund and Capital One Cash Reserve Fund may pay fees (service fees) up to 0.25% of the average daily net assets of each Fund’s Class B Shares to financial intermediaries for providing services to shareholders and maintaining shareholder accounts.

Compliance Services Fee:

Under a compliance services agreement between the Funds and the Administrator (the “Agreement”). The administrator provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the Chief Compliance Officer. For the services provided under the agreement, the Funds will pay $65,000 for a 12-month period, plus certain out of pocket expenses. Expenses incurred by the Funds are reflected on the Statements of Operations as “Compliance services fees.” The Administrator pays the salary and other compensation earned by any such individuals as employees of the Administrator.

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

Distribution Services Fee:

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Foreside Distribution Services, LP (the “Distributor”), from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Distributor is a subsidiary of the Foreside Financial Group, LLC. The Plan provides that the Funds, except for Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of Class A Shares and Shares of the Funds, annually, to compensate the Distributor. Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse the Distributor, expenses incurred under the terms of the Plan are reflected on the Statements of Operations as “Distribution services fees.” The Distributor receives an annual fee of $60,000 from the Funds. To the extent the Funds cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Plan, it is contemplated that the Adviser will pay an unpaid portion of such compensation and expense reimbursements to the Distributor. During the period ended February 29, 2008, the Adviser paid the annual fee to the Distributor. The Distributor may voluntarily choose to waive any portion of its fee. Expenses voluntarily waived by the Distributor are included in the Statements of Operation as “Waiver of distribution fees.”

The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended February 29, 2008, the Distributor voluntarily waived a portion of its distribution services fees for the following Funds:

Distribution Service Fees

Fund
Louisiana Municipal Income Fund	$23,075
Total Return Bond Fund	18,881
U.S. Government Income Fund	42,097
Cash Reserve Fund	154,179

For the six months ended February 29, 2008, U.S. Treasury Money Market Fund did not incur a distribution services fee. When the Distributor receives fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. For the six months ended February 29, 2008, the Distributor did not retain any distribution fees paid by the Funds.

Sales Charges:

For the six months ended February 29, 2008, the Distributor did not retain sales charges from the sale of Class A Shares.

Custodian Fees:

Capital One National Association is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses. Expenses incurred by the Funds’ are reflected on the Statements of Operations as “Custodian fees.”

General:

Certain Officers of the Funds are affiliated with the Adviser or the Administrator. Such Officers receive no compensation from the Funds for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $4,500 per quarter and $2,000 for each regularly scheduled meeting, plus reimbursement for certain expenses.

(6) INVESTMENT TRANSACTIONS

The cost of investment purchases and the proceeds from the sale of securities (excluding long-term U.S. Government securities and securities maturing less than one year from acquisition), for the six months ended February 29, 2008 were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$45,387,355	$57,397,422
Louisiana Municipal Income Fund	17,902,641	23,807,901
Mid Cap Equity Fund	61,245,712	114,398,992
Total Return Bond Fund	19,607,664	18,921,643
U.S. Government Income Fund	26,642,416	43,522,982

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended February 29, 2008 were as follows:

	Purchases	Sales
Total Return Bond Fund	$12,765,217	$12,656,684
U.S. Government Income Fund	11,902,520	13,648,836

SEMI-ANNUAL REPORT

Capital One Funds—Notes to Financial Statements (continued)

As of February 29, 2008 (Unaudited)

(7) CONCENTRATION OF CREDIT RISK

Since the Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2008, 68.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 27.6% of total investments.

SEMI-ANNUAL REPORT

Capital One Funds—Board Review of Advisory Contract (Unaudited)

As required by the 1940 Act, the Capital One Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the Capital One organization in addition to investment advisory services; and a Fund’s relationship to other funds in the Capital One Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the Capital One organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the Capital One organization. Capital One provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/ or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Capital One companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Capital One are responding to them. The criteria considered and the emphasis placed on relevant criteria change in recognition of evolving circumstances in the mutual fund marketplace.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds because, they are more comparable in terms of product and service. For example, other mutual funds are the products most like a Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a useful benchmark because investors have found them to be comparable in the marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. For the past year, the Board concluded that the nature, quality and scope of services provided to each of the Funds by the Adviser and its affiliates were satisfactory.

SEMI-ANNUAL REPORT

Capital One Funds—Board Review of Advisory Contract (Unaudited) (continued)

The Board received regular reports concerning each Funds performance over various time periods, ranging from the most recently-completed quarter through the prior five years, which reports, also included comparisons of the Funds’ performance to established benchmarks. The Board discussed each Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of each Fund.

During the past year, each Fund’s investment advisory fee after waivers and expense reimbursements, if any, was near the median for its respective peer group, and the total expenses of each Fund, after waivers and reimbursements, if any, was that of comparably-sized funds in its peer group. The Board reviewed the fees and other expenses of the Funds with the Adviser and was satisfied that the overall expense structure of each Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also receives financial information about Capital One, including reports on the compensation and benefits Capital One derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Capital One’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit Capital One may derive from its receipt of research services from brokers who execute fund trades. The Board considered the profitability of the Funds to Capital One as a whole and on a Fund-by-Fund basis. In the Board’s view, the cost of performing advisory services is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. This analysis requires a constructed allocation of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a family of funds that receive advisory and other services from the same organization. Based upon the review, the Board determined that the profitability analysis was of limited value.

Although the Board believes that “economies of scale,” could be relevant its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Capital One’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the Capital One family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

SEMI-ANNUAL REPORT

Capital One Funds—Board of Trustees and Trust Officers (Unaudited)

The following tables give information about the Independent Trustees (i.e., those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act) and the senior officers of the Trust. As of February 29, 2008, the Capital One Fund Complex consisted of seven portfolios. Each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Capital One Fund Complex and serves for an indefinite term. The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge and upon request, by calling 1-800-999-0426.

Name, Address and Date of Birth	Positions Held with Trust	Length of Time Served	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
INDEPENDENT TRUSTEE

Arthur Rhew Dooley, Jr. c/o Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219 DOB: December 17, 1942	Trustee	Began Serving: July 1999

Principal Occupation: Chairman, Dooley Tackaberry, Inc. (distributors and fabricators of fire protection and safety equipment), 1967 to Present; Registered Professional Engineer (Inactive).

Other Directorships Held: Director, Loop Cold Storage Company.

Teri G. Fontenot c/o Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219 DOB: June 16, 1953	Trustee	Began Serving: June 2001

Principal Occupation: President and Chief Executive Officer of Woman’s Hospital, Baton Rouge, LA.

Other Directorships Held: Federal Reserve Bank of Atlanta, Director; Committee of 100; Hospital Billing and Collection Services; Louisiana State University Research and Technology Foundation Executive Committee; American Hospital Association Executive Committee.

Joe N. Averett, Jr. c/o Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219 DOB: February 4, 1943	Trustee	Began Serving: June 2001

Principal Occupation: Retired.

Previous Position: President and Chief Executive Officer of Crystal Gas Storage, Inc., a wholly owned subsidiary of El Paso Corporation (NYSE:EP).

Other Directorships Held: Penn Virginia Corporation, past director; Sci Port Discovery Center, Past Chairman and Current Director; Sci-Port Foundation, Director; Community Foundation of Shreveport-Bossier, Chairman and Director; Committee of 100, Director; Louisiana State University in Shreveport Foundation, Past President and Current Director; Petroleum Club of Shreveport, Past President and Director; Caddo Public Education Foundation, past Chairman and Director; Red River Radio Network (affiliate of National Public Radio), past Director; First United Methodist Church of Shreveport, Past Member of Administrative Board and Finance Committee.

Ernest E. Howard III c/o Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219 DOB: March 26, 1943	Trustee	Began Serving: March 2003

Principal Occupation: Retired.

Previous Positions: President and Chief Executive Officer of FM Properties, predecessor to Stratus Properties, Inc. (NASDAQ:STRS) and Senior Vice President of Freeport- McMoRan Inc. and Freeport-McMoRan Copper & Gold Inc. (NYSE:FCX).

Other Directorships Held: Director, Superior Energy Services, Inc.

SEMI-ANNUAL REPORT

Capital One Funds—Board of Trustees and Trust Officers (Unaudited)

Name, Address and Date of Birth	Positions Held with Trust	Length of Time Served	Principal Occupation(s) for Past Five Years and Previous Position(s)
EXECUTIVE OFFICERS

Richard L. Chauvin 440 Third Street, 4th Floor Baton Rouge, LA 70802 DOB: November 16, 1954	President	Began Serving: November 2006

Principal Occupation: Director of Research, Capital One Asset Management

Previous Positions: Chief Investment Officer, Capital One Asset Management, 2003-2008; Senior Portfolio Manager, Hibernia National Bank, Private Client Group, 2001-2003; Strategist and Senior Portfolio Manager, Commonwealth Advisors, Inc., 1997-2001; State Director of Portfolio Management, Bank One Investment Advisors, Inc., 1996-1997.

Donald P. Lee 313 Carondelet Street, 3rd Floor New Orleans, LA 70130 DOB: December 6, 1959	Chief Compliance Officer	Began Serving: June 2004

Principal Occupation: Director, Private Client Group Risk Management, Capital One, N.A

Previous Positions: Corporate Counsel, Hibernia National Bank 2002-2003; General Counsel and Corporate Secretary Hibernia Bank, 1997-2001.

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 DOB: May 29, 1971	Treasurer	Began Serving: February 2008	Principal Occupation: Senior Vice President, Citi Fund Services Previous Positions: Senior Manager, KPMG LLP, 1993-2002.

Daniel J. Igo 100 Summer Street, Suite 1500 Boston, MA 02110 DOB: September 25, 1970	Secretary	Began Serving: July 2007

Principal Occupation: Project Manager, Assistant Vice President, Citi Fund Services

Previous Positions: Compliance Manager, Citi CCO Compliance Services, 7/2006-3/2007; Legal Services Manager, Citi Fund Services, 2004–2006; Manager, State Street Research and Management Company, 2003-2004; Senior Manager, Columbia Management Group, Inc., 2002-2003.

SEMI-ANNUAL REPORT

Mutual funds are not bank deposits, or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without change and upon request, by calling 1-800-562-9007, Ext. 2-0937. A report of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Capital One Funds website. Go to www. capitalone.com; select “Investments”, “Mutual Funds”, Proxy Voting Record; then select a Fund. This report on “Form N-PX” is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available from the EDGAR database on the SEC’s website at www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

This report has been prepared for the general information of Capital One Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Capital One Funds prospectus. The prospectus contains more complete information about Capital One Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, and after-tax returns call 1-800-999-0426.

Capital One Asset Management, LLC is the investment adviser and Capital One, N.A. is the custodian to the Capital One Funds and receives compensation for these services.

Foreside Distribution Services, L.P. is distributor of the Capital One Funds.

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital One Funds

By (Signature and Title)	/s/ Richard L. Chauvin
Richard L. Chauvin , President

Date May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard L. Chauvin
Richard L. Chauvin, President

Date May 5, 2008

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date May 5, 2008